UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05577

The Glenmede Fund, Inc.
(Exact name of registrant as specified in charter)

4 Copley Place, 5th Floor, CPH-0326 Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments. – The schedules of investments for the period ended January 31, 2009, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Face Amount		Value

AGENCY DISCOUNT NOTES*,(1) — 3.0%

	Federal Home Loan Bank — 1.2%
$10,000,000	0.00% due 7/20/09 (2)	$9,973,242
		9,973,242
	Federal Home Loan Mortgage Corporation — 0.6%
5,000,000	0.00% due 4/17/09 (2)	4,997,396
		4,997,396
	Federal National Mortgage Association — 1.2%
10,000,000	0.00% due 11/12/09 (2)	9,828,022
		9,828,022

	TOTAL AGENCY DISCOUNT NOTES (Cost $24,798,660)	24,798,660

AGENCY NOTES* — 69.1%

	Federal Farm Credit Bank — 8.7%
1,000,000	5.95% due 3/16/09	1,003,732
10,000,000	1.15% due 6/2/09 (3)	10,008,067
6,000,000	1.259% due 7/1/09 (3)	6,001,332
10,000,000	1.425% due 9/22/09 (3)	10,000,000
5,000,000	0.90% due 12/16/09	5,000,000
25,000,000	0.36% due 12/21/09 (3)	24,781,992
5,000,000	0.80% due 1/5/10	5,008,852
9,500,000	2.115% due 2/12/10 (3)	9,520,675
		71,324,650
	Federal Home Loan Bank — 40.4%
5,000,000	5.125% due 2/2/09	5,000,357
1,500,000	0.37% due 2/13/09 (3)	1,497,870
2,000,000	5.545% due 2/17/09	2,002,627
23,000,000	0.75% due 2/18/09 (3)	23,000,279
22,000,000	0.42% due 2/19/09 (3)	21,996,777
1,000,000	0.77% due 2/25/09 (3)	1,000,190
5,000,000	4.035% due 3/2/09	5,006,095
5,000,000	2.83% due 3/3/09	5,000,000
3,000,000	0.266% due 3/13/09 (3)	2,999,448
1,700,000	3.625% due 3/30/09	1,702,108
10,000,000	1.241% due 4/7/09 (3)	9,997,086
20,000,000	0.52% due 4/8/09	19,986,896
25,000,000	0.50% due 4/16/09	24,994,825
10,000,000	0.321% due 4/24/09 (3)	9,998,290
2,000,000	2.625% due 4/30/09	2,000,000
1,700,000	3.003% due 5/1/09 (3)	1,699,873

See Notes to Schedule of Portfolio Investments.

Face Amount		Value

AGENCY NOTES* — (Continued)

	Federal Home Loan Bank — (Continued)
$6,000,000	5.375% due 5/15/09	$6,041,825
2,500,000	2.036% due 5/18/09 (3)	2,500,000
23,090,000	2.008% due 5/20/09 (3)	23,090,176
7,250,000	1.991% due 5/27/09 (3)	7,248,867
5,000,000	6.30% due 6/3/09	5,097,270
5,000,000	5.25% due 6/12/09 (4)	5,045,564
2,045,000	3.00% due 6/23/09	2,046,698
6,385,000	1.98% due 6/30/09	6,423,622
5,000,000	3.875% due 7/24/09	5,079,507
5,000,000	0.289% due 8/21/09 (3)	4,996,908
11,300,000	2.189% due 9/10/09 (3)	11,300,510
17,000,000	5.25% due 9/11/09	17,434,705
5,000,000	4.375% due 9/11/09	5,037,891
3,650,000	5.00% due 9/18/09	3,716,895
10,000,000	1.185% due 10/13/09 (3)	10,000,000
4,940,000	2.65% due 11/19/09	4,947,242
3,350,000	4.25% due 11/20/09	3,415,084
10,000,000	5.00% due 12/11/09	10,340,746
5,000,000	3.00% due 12/15/09	5,042,131
7,500,000	1.55% due 12/15/09 (5)	7,500,000
5,000,000	1.00% due 12/18/09 (5)	5,000,000
5,000,000	3.75% due 1/8/10	5,132,088
9,000,000	0.96% due 1/13/10 (3)	8,999,605
5,000,000	0.96% due 1/28/10	5,000,940
9,000,000	3.50% due 2/5/10	9,016,947
5,000,000	2.204% due 2/19/10 (3),(4)	5,018,423
10,000,000	1.00% due 2/26/10	10,000,000
		332,356,365
	Federal Home Loan Mortgage Corporation — 12.6%
10,000,000	0.336% due 4/7/09 (3)	10,000,178
5,000,000	3.375% due 4/15/09	5,004,643
2,000,000	2.55% due 4/21/09	1,999,244
2,500,000	3.75% due 5/12/09	2,506,098
10,000,000	2.50% due 5/13/09	10,012,554
6,600,000	2.75% due 6/5/09	6,601,300
1,000,000	4.375% due 7/30/09	1,006,761
10,000,000	6.625% due 9/15/09 (4)	10,280,620
1,500,000	0.329% due 9/18/09 (3)	1,498,992
10,000,000	0.335% due 9/21/09 (3)	9,998,862
5,000,000	3.94% due 9/30/09	5,094,317
10,000,000	0.292% due 10/19/09 (3)	9,981,522
10,000,000	3.00% due 11/5/09	10,020,075

See Notes to Schedule of Portfolio Investments.

Face Amount		Value

AGENCY NOTES* — (Continued)

	Federal Home Loan Mortgage Corporation — (Continued)
$5,000,000	2.25% due 11/20/09	$5,000,000
5,000,000	4.125% due 11/30/09	5,120,588
10,000,000	0.69% due 1/8/10 (3)	10,000,000
		104,125,754
	Federal National Mortgage Association — 7.4%
3,550,000	4.875% due 4/15/09	3,566,679
5,500,000	6.375% due 6/15/09	5,569,962
5,440,000	5.125% due 7/13/09	5,497,577
10,000,000	1.024% due 7/28/09 (3)	10,021,279
7,500,000	5.375% due 8/15/09	7,632,510
12,952,000	6.625% due 9/15/09	13,429,942
5,000,000	3.875% due 12/10/09	5,112,320
10,000,000	3.35% due 2/26/10	10,021,935
		60,852,204
	TOTAL AGENCY NOTES (Cost $568,658,973)	568,658,973

REPURCHASE AGREEMENTS* — 28.8%

67,053,000	With Merrill Lynch & Co., Inc., dated 1/30/09, 0.190%, principal and interest in the amount of $67,054,062, due 2/2/09, (collateralized by a U.S. Treasury Note with an aggregate par value of $59,799,000, coupon rate of 4.25%, due 8/15/15, market value of $68,396,900)	67,053,000
140,000,000	With RBS Greenwich, Inc., dated 1/30/09, 0.250%, principal and interest in the amount of $140,002,917, due 2/2/09, (collateralized by a U.S. Treasury Note with an aggregate par value of $126,985,000, coupon rate of 4.13%, due 5/15/15, market value of $142,858,125)	140,000,000
30,000,000	With UBS AG, dated 1/30/09, 0.190%, principal and interest in the amount of $30,000,475, due 2/2/09, (collateralized by a U.S. Treasury Note with an aggregate par value of $29,529,600, coupon rate of 4.00%, due 8/31/09, market value of $30,600,048)	30,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $237,053,000)	237,053,000

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.6%

21,140,743	State Street Navigator Securities Lending Prime Portfolio	21,140,743

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $21,140,743)	21,140,743

See Notes to Schedule of Portfolio Investments.

TOTAL INVESTMENTS (Cost $851,651,376)(6)	103.5%	$851,651,376

LIABILITIES IN EXCESS OF OTHER ASSETS	(3.5)	(28,565,380)

NET ASSETS	100.0%	$823,085,996

*	Percentages indicated are based on net assets.
(1)	Rate represents annualized discount yield at date of purchase.
(2)	Zero Coupon Bond.
(3)	Floating Rate Bond. Rate shown is as of January 31, 2008.
(4)	Securities or partial securities on loan. See Note 1.
(5)	Step Coupon Bond
(6)	Aggregate cost for federal tax purposes was $851,651,376.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — 97.1%

	Daily Variable/Floating Rate Notes — 50.1%
$2,300,000	Allegheny County, Pennsylvania, Higher Education Building Authority Revenue, Refunding, Carnegie Mellon University (SPA: Bank of New York), 0.37% due 12/1/37	$2,300,000
600,000	Allegheny County, Pennsylvania, Higher Education Building Authority Revenue, Carnegie Mellon University, (SPA: Landesbank Hessen-Thuerigen), 0.37% due 12/1/33	600,000
3,720,000	California Housing Finance Agency Revenue, Multi-Family Housing, Series B, (LOC: Landesbank Hessen-Thuerigen), 0.52% due 2/1/31	3,720,000
2,080,000	California Housing Finance Agency Revenue, Multi-Family Housing, Series D (SPA: Landesbank Hessen - Thuerigen), 1.15% due 2/1/31	2,080,000
1,640,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project, 0.18% due 4/1/17	1,640,000
1,760,000	Charlotte, Mecklenburg Hospital Authority, North Carolina Health Care System Revenue, Carolinas Healthcare, Series D (SPA: Bank of America), 0.45% due 1/15/26	1,760,000
1,135,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Building Program (LOC: Bank of America), 0.60% due 2/1/35	1,135,000
3,800,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Building Program A-8 (LOC: Bank of America.), 0.60% due 9/1/35	3,800,000
3,900,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV), 1.08% due 7/1/27	3,900,000
3,800,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2, 0.35% due 7/1/36	3,800,000
5,335,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-2, 0.35% due 7/1/35	5,335,000
8,260,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland (LOC: J.P. Morgan Chase), 0.33% due 1/1/16	8,260,000
22,630,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES, 0.33% due 12/1/15	22,630,000
	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project :
11,565,000	0.25% due 11/1/19	11,565,000
7,100,000	0.20% due 3/1/22	7,100,000
2,200,000	Farmington, New Mexico, Pollution Control Revenue, Arizona Public Service Co., Series A, (LOC: Barclays Bank PLC), 0.50% due 5/1/24	2,200,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$3,395,000	Geisinger Authority, Pennsylvania, Health System Revenue, Series A (SPA: Bank of America), 0.35% due 5/15/35	$3,395,000
2,700,000	Geisinger Authority, Pennsylvania, Health System, Geisinger Health System, Series A (SPA: Bank of America), 0.40% due 11/15/32	2,700,000
10,100,000	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, Amoco Oil, 0.30% due 10/1/17	10,100,000
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, Exxon Project :
1,700,000	0.20% due 6/1/20	1,700,000
965,000	0.20% due 10/1/24	965,000
5,700,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp., 0.20% due 3/1/24	5,700,000
16,855,000	Illinois Finance Authority Revenue, OSF Healthcare System-G, (LOC: Wachovia Bank), 0.37% due 11/15/24	16,855,000
800,000	Irvine Ranch, California, Water District Number 248, Series A (LOC: Landesbank Hessen-Thuerigen), 0.25% due 11/15/13	800,000
800,000	Irvine Ranch, California, Water District Numbers 105, 140, 240 & 250 (LOC: State Street Bank & Trust Co.), 0.25% due 1/1/21	800,000
1,000,000	Irvine Ranch, California, Water District, Capital Improvement Project (LOC: Landesbank Baden-Wurttemberg), 0.30% due 8/1/16	1,000,000
9,005,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg), 0.30% due 6/1/15	9,005,000
100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York), 0.25% due 9/2/26	100,000
5,980,000	Irvine, California, Improvement Board Act of 1915, Assessment District 07-22, Series A (LOC: KBC Bank NV), 0.25% due 9/2/32	5,980,000
4,500,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project, 0.55% due 6/1/23	4,500,000
3,000,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA, Inc. Project, 0.35% due 6/1/23	3,000,000
5,000,000	JEA, Florida, Electric System Revenue, Series 3D-1, (SPA: Wachovia Bank), 0.65% due 10/1/36	5,000,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$7,540,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project, 0.20% due 10/1/24	$7,540,000
15,000,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board, 0.28% due 9/1/20	15,000,000
16,655,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-2, Pooled Money Investment Board, 0.28% due 9/1/20	16,655,000
3,600,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, 0.25% due 8/1/15	3,600,000
10,590,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES, 0.20% due 11/1/14	10,590,000
2,175,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series B, 0.20% due 11/1/14	2,175,000
3,000,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES, 0.20% due 11/1/14	3,000,000
4,500,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D, 0.20% due 11/1/14	4,500,000
7,900,006	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale), 0.37% due 12/1/25	7,900,006
1,000,000	Massachusetts State Development Finance Agency, Revenue, Boston University, Series U-6A (LOC: Bank of America), 0.25% due 10/1/42	1,000,000
8,875,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2, 0.29% due 11/1/35	8,875,000
4,200,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R, 0.35% due 11/1/49	4,200,000
1,125,000	Massachusetts State Water Resource Authority, Revenue Bonds, Refunding, Subseries D, (LOC: Landesbank Baden - Wurhemberg), 0.25% due 8/1/17	1,125,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg), 0.38% due 12/1/30	2,300,000
6,900,000	Massachusetts State, Consumer Loans, Series B, General Obligation Unlimited (SPA: Bank of America), 0.38% due 3/1/26	6,900,000
10,000,000	Mecklenburg County, North Carolina, Certificate Participation, Series A, (SPA: Landesbank Hessen-Thuerigen), 0.65% due 2/1/27	10,000,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$2,325,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-2, (SPA: Citibank), 0.15% due 7/1/28	$2,325,000
15,100,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: BNP Paribas), 0.25% due 7/1/35	15,100,000
1,800,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank), 0.55% due 10/1/35	1,800,000
2,800,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: J.P. Morgan Chase), 0.65% due 3/1/40	2,800,000
1,575,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series D, (SPA: J.P. Morgan Chase), 0.65% due 9/1/30	1,575,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project, 0.30% due 7/15/32	2,150,000
15,700,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 0.35% due 5/1/21	15,700,000
18,000,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 0.35% due 12/1/14	18,000,000
5,100,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase), 0.10% due 6/1/31	5,100,000
15,995,000	New Jersey Economic Development Authority Revenue, Stolthaven Perth Amboy Project, Series A, (LOC: Citibank), 0.25% due 1/15/18	15,995,000
800,000	New York City, New York, General Obligation, Subseries B-2, (LOC: J.P. Morgan Chase), 0.29% due 8/15/21	800,000
	New York City, New York, General Obligation Unlimited, Subseries A-10, (LOC: J.P. Morgan Chase) :
2,400,000	0.29% due 8/1/16	2,400,000
4,000,000	0.29% due 8/1/17	4,000,000
2,200,000	New York City, New York, General Obligation Unlimited, Subseries A-8, (LOC: J.P. Morgan Chase), 0.35% due 8/1/18	2,200,000
	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase) :
6,340,000	0.29% due 8/15/18	6,340,000
7,665,000	0.29% due 8/15/20	7,665,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$3,610,000	New York City, New York, General Obligation Unlimited, Subseries E-2, (LOC: J.P. Morgan Chase), 0.50% due 8/1/21	$3,610,000
4,400,000	New York City, New York, General Obligation Unlimited, Subseries L-4, (LOC: U.S. Bank), 0.15% due 4/1/38	4,400,000
3,065,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank), 0.32% due 6/15/35	3,065,000
4,300,000	New York City, New York, Transitional Finance Authority Revenue, Future Tax, Subseries C-4, (SPA: Landesbank Hessen-Thuerigen), 0.32% due 8/1/31	4,300,000
2,500,000	New York City, New York, Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen), 0.50% due 11/1/22	2,500,000
2,250,000	New York City, New York, Transitional Finance Authority, NYC Recovery, Series 3, Subseries 3-E (SPA: Landesbank Baden-Wurttemberg), 0.50% due 11/1/22	2,250,000
3,100,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project, 0.35% due 7/1/19	3,100,000
19,235,000	New York, Metropolitan Transportation Authority Revenue, Series G (LOC: BNP Paribas), 0.29% due 11/1/26	19,235,000
1,500,000	New York, Metropolitan Transportation Authority Revenue, Subseries D-2, (LOC: Landesbank Hessen-Thuerigen), 0.35% due 11/1/35	1,500,000
1,000,000	North Carolina Medical Care Commission, Hospital Revenue, Baptist Hospitals Project (SPA: Wachovia Bank), 0.37% due 6/1/30	1,000,000
5,000,000	Ohio State, Air Quality Development Authority Revenue, Pollution Control, (LOC: Barclays Bank PLC), 0.40% due 7/1/19	5,000,000
8,900,000	Peninsula Ports Authority, Virginia, Coal Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank), 0.37% due 7/1/16	8,900,000
17,250,000	Pennsylvania, State Turnpike Commission Revenue, Series Q, (SPA: Westdeutsche Landesbank Gironzentrale, Bayerische Landesbank, & Landesbank Baden Wurtemburg), 0.55% due 6/1/27	17,250,000
14,210,000	Pennsylvania, State Turnpike Commission Revenue, Series Q, (SPA: Westdeutsche Landesbank Gironzentrale, Bayerische Landesbank, & Landesbank Baden Wurtemburg), 0.55% due 6/1/28	14,210,000

See Notes to Schedule of Portfolio Investments.

Face Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$2,700,000	Philadelphia, Pennsylvania, Hospitals & Higher Educational Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: Wachovia Bank), 0.50% due 7/1/31	$2,700,000
8,500,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project, 0.35% due 10/1/24	8,500,000
2,400,000	San Antonio, Texas, Education Facilities Corp. Revenue, Higher Education, Trinity University (SPA: Bank of America), 0.60% due 6/1/33	2,400,000
2,135,000	Sublette County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, 0.25% due 11/1/14	2,135,000
5,650,000	Texas Water Development Board Revenue, Series A (SPA: J.P. Morgan Chase), 0.30% due 7/15/19	5,650,000
14,800,000	Uinta County, Wyoming, Pollution Control Revenue, Amoco Project, 0.30% due 7/1/26	14,800,000
775,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project, 0.43% due 4/1/10	775,000
6,400,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA, Inc. Project, 0.55% due 8/15/20	6,400,000
1,700,000	Union County, New Jersey, Industrial Pollution Financing Authority and Control, ExxonMobil Project, 0.25% due 10/1/24	1,700,000
24,000,000	University of California Regents Medical Center, Series B-2 (SPA: Bank of New York 50% & California Public Employees’ Retirement System 25% & California State Teachers’ Retirement System 25%), 0.30% due 5/15/32	24,000,000
6,700,000	University of Michigan, Revenue Bond, Series A, 0.29% due 4/1/38	6,700,000
9,980,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuerigen), 0.37% due 2/15/31	9,980,000
2,285,000	Valdez City, Alaska, Marine Terminal Revenue, BP Pipeline Inc. Project, 0.30% due 7/1/37	2,285,000
500,000	Valdez City, Alaska, Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B, 0.30% due 12/1/33	500,000
	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project :
5,825,000	0.20% due 10/1/25	5,825,000
3,500,000	0.20% due 12/1/29	3,500,000

See Notes to Schedule of Portfolio Investments.

Face Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$8,200,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series B, (SPA: Wachovia Bank), 0.65% due 2/1/26	$8,200,000
4,700,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wachovia Bank), 0.65% due 2/1/26	4,700,000
2,000,000	Virginia, Commonwealth University Health System Authority Revenue, Series B, (LOC: Branch Banking & Trust), 0.58% due 7/1/37	2,000,000
1,100,000	Washington State, Housing Finance Commission, Non Profit Housing Revenue, Franke Tobey Jones Project, (LOC: Wells Fargo Bank), 0.80% due 9/1/33	1,100,000

	Total Daily Variable/Floating Rate Notes (Cost $566,905,006)	566,905,006

	Weekly Variable/Floating Rate Notes — 47.0%
2,625,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank), 0.50% due 8/1/16	2,625,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, AAMHA LLC Project, (FNMA Insured), 0.47% due 12/15/25	5,605,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wachovia Bank), 0.53% due 12/1/24	2,400,000
7,860,000	California Housing Finance Agency Revenue, Multi Family Housing III, Series D, (SPA: FNMA), 0.30% due 2/1/35	7,860,000
2,650,000	California Housing Finance Agency Revenue, Multi Family Housing, Series B (SPA: FNMA), 0.20% due 2/1/35	2,650,000
2,110,000	California Housing Finance Agency, Revenue Bonds, Multi Family Housing III, Series D, (SPA: FNMA), 0.30% due 8/1/22	2,110,000
4,950,000	California State Department of Water Resources, Power Supply Revenue, Series C-10, (LOC: Landesbank Hessen-Thuerigen), , 0.20% due 5/1/22	4,950,000
2,000,000	California State Department of Water Resources, Power Supply Revenue, Series C-12, (LOC: Landesbank Hessen-Thuerigen), 0.20% due 5/1/22	2,000,000
1,100,000	Cary, North Carolina, General Obligation Unlimited, Public Improvement, ( SPA: Bank Of New York), 0.40% due 6/1/27	1,100,000
6,535,000	Charlotte, North Carolina, Certificate Participation, Central Yard Project, Series A, (SPA: Bank of America), 0.52% due 3/1/25	6,535,000
3,980,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America), 0.48% due 6/1/25	3,980,000

See Notes to Schedule of Portfolio Investments.

Face Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$700,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport, 2nd Lien B, (LOC: Societe Generale), 0.10% due 1/1/15	$700,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank.), 0.43% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank.), 0.43% due 12/1/33	700,000
5,426,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A, 0.45% due 7/1/27	5,426,000
6,125,000	Colorado Health Facilities Authority Revenue, Exempla Inc, Series B, ( LOC: U.S. Bank), 0.35% due 1/1/33	6,125,000
10,150,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB), 0.35% due 4/1/20	10,150,000
8,110,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, Series A2, (SPA: Landesbank Hessen-Thuerigen), 0.60% due 5/1/31	8,110,000
21,135,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust Co.), 0.30% due 11/1/35	21,135,000
1,400,000	Colton, California, Redevelopment Agency, Multi Family Housing Revenue, Series A, (LOC: Coast Federal Bank & FHLB), 0.25% due 5/1/10	1,400,000
900,000	Concord, California, Multi Family Mortgage Revenue, Arcadian, (FNMA Insured), 0.44% due 7/15/18	900,000
5,505,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank), 0.20% due 5/15/14	5,505,000
12,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 0.20% due 7/1/29	12,100,000
	Delaware Valley Regional Financial Authority, Local Government Revenue, Series A, (LOC: Bayerische Landesbank) :
1,600,000	0.50% due 12/1/18	1,600,000
1,000,000	0.50% due 12/1/20	1,000,000
15,110,000	Delaware Valley Regional Financial Authority, Local Government Revenue, Series B, (LOC: Bayerische Landesbank), 0.30% due 6/1/42	15,110,000
3,490,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wachovia Bank), , 0.35% due 12/1/15	3,490,000

See Notes to Schedule of Portfolio Investments.

Face Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$750,000	Englewood, Colorado, Multi Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured), 0.30% due 12/1/34	$750,000
3,750,000	Englewood, Colorado, Multi Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured), 0.30% due 12/1/26	3,750,000
10,000,000	Georgia, Private Colleges & Universities Authority Revenue, Emory University, 0.10% due 9/1/24	10,000,000
1,864,000	Gwinnett County, Georgia, Development Authority Revenue, Civic & Cultural Center Project, (SPA: Landesbank Hessen-Thuerigen), 0.50% due 9/1/31	1,864,000
1,300,000	Gwinnett County, Georgia, Water and Sewer Authority Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen), 0.50% due 8/1/25	1,300,000
1,495,000	Hennepin County, Minnesota, General Obligations, Series A, (SPA: State Street Bank & Trust Co.), 0.38% due 12/1/25	1,495,000
4,000,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One), 0.30% due 4/1/35	4,000,000
10,000,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: KBC Bank NV), 0.50% due 10/1/36	10,000,000
659,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank), 0.25% due 7/1/28	659,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi Family Housing Revenue, MET Apartments, (FNMA Insured), 0.30% due 12/15/24	6,160,000
114,936	Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: FHLB), 0.25% due 7/1/10	114,936
11,100,000	Maine Health & Higher Educational Facility Authority Revenue, Bowdoin College, Series B, (LOC: State Street Bank & Trust Co.), 0.20% due 7/1/25	11,100,000
5,000,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B, 0.25% due 7/1/27	5,000,000
13,700,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F, 0.15% due 11/1/26	13,700,000
1,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I, 0.15% due 11/1/28	1,795,000
7,200,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University, Series H, (LOC: State Street Bank & Trust Co.), 0.25% due 12/1/29	7,200,000

See Notes to Schedule of Portfolio Investments.

Face Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$7,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen), 0.45% due 8/1/28	$7,500,000
3,045,000	Massachusetts State, Series A, General Obligation Limited (SPA: Citibank), 0.40% due 2/1/28	3,045,000
10,000,000	Mecklenburg County, North Carolina, Certificate Participation, (SPA: Branch Banking & Trust), 3.48% due 2/1/26	10,000,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America) :
1,100,000	0.44% due 2/1/11	1,100,000
1,000,000	0.44% due 2/1/17	1,000,000
1,100,000	0.44% due 2/1/19	1,100,000
1,100,000	0.44% due 2/1/20	1,100,000
2,000,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2, 0.10% due 10/1/44	2,000,000
6,700,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen), 0.35% due 2/15/33	6,700,000
2,000,000	Michigan Strategic Fund Limited Obligation Revenue, Consumers Energy Co., (LOC: Wells Fargo Bank), 0.40% due 4/15/18	2,000,000
2,965,000	Minneapolis, Minnesota, Multi Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank), 0.38% due 12/1/27	2,965,000
950,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Series B, (SPA: Wells Fargo Bank), 0.43% due 12/1/27	950,000
4,025,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank), 0.38% due 10/1/23	4,025,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank), 0.43% due 11/1/29	6,430,000
10,000,000	Missouri State, Missouri, Health & Higher Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA: U.S. Bank), 0.25% due 5/15/38	10,000,000
805,000	Modesto, California, Multi Family Housing Revenue, Shadowbrook Apartments, Series A (FNMA Insured), 0.35% due 5/15/31	805,000
8,800,000	Nassau County, New York, General Obligation Unlimited, Series A, (LOC: Bank of America), 0.25% due 12/1/23	8,800,000

See Notes to Schedule of Portfolio Investments.

Face Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$11,020,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase), 0.25% due 6/1/32	$11,020,000
3,000,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institution For Advanced Study, Series B, (SPA: Wachovia Bank), 0.30% due 7/1/31	3,000,000
6,200,000	New York City, New York, City Housing Development Corp., Multi Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured), 0.15% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi Family Rental Housing Revenue, Carnegie Park, Series A, 0.22% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank), 0.40% due 11/15/28	7,600,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured), 0.20% due 11/15/36	6,300,000
3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A, 0.20% due 6/1/27	3,400,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B, 0.20% due 12/1/21	4,380,000
2,100,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase), 0.30% due 11/15/28	2,100,000
3,815,000	North Carolina State, General Obligation Unlimited, Refunding, Series F, (SPA: Landesbank Baden Wurtemburg), 0.28% due 6/1/19	3,815,000
1,000,000	North Carolina State, General Obligation Unlimited, Series C, (SPA: Bayerische Landesbank), 0.50% due 6/1/19	1,000,000
5,000,000	North Carolina State, General Obligation Unlimited, Series D, (SPA: Landesbank Baden Wurtemburg), 0.40% due 6/1/19	5,000,000
10,700,000	Ohio State University General Receipts, 0.10% due 12/1/21	10,700,000
	Ohio State University General Receipts, Series B :
6,235,000	0.15% due 12/1/19	6,235,000
6,090,000	0.15% due 12/1/29	6,090,000
8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi Modal, Series C, (LOC: Bank Of America), 0.30% due 6/1/38	8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: Westdeutsche Landesbank), 0.43% due 3/1/32	10,100,000

See Notes to Schedule of Portfolio Investments.

Face Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$500,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C, 0.10% due 7/1/32	$500,000
619,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank), 0.38% due 12/1/15	619,000
12,300,000	Seattle, Washington, Municipal Light & Power Revenue (LOC: J.P. Morgan Chase), 0.20% due 11/1/18	12,300,000
2,200,000	Seattle, Washington, Municipal Light & Power Revenue, (LOC: J.P. Morgan Chase), 0.35% due 6/1/21	2,200,000
11,500,000	Seattle, Washington, Municipal Light & Power Revenue, Series A, (LOC: J.P. Morgan Chase), 0.20% due 5/1/16	11,500,000
10,300,000	Seattle, Washington, Water Systems Revenue (LOC: Bayerische Landesbank), 0.20% due 9/1/25	10,300,000
10,000,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, (LOC: Branch Banking & Trust), 0.40% due 10/1/31	10,000,000
11,295,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2 (SPA: Landesbank Hessen-Thuerigen), 0.35% due 5/1/32	11,295,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen), 0.35% due 11/1/31	6,675,000
10,000,000	Union County, North Carolina, General Obligation Unlimited, Series A, (SPA: Branch Banking & Trust), 0.42% due 3/1/29	10,000,000
5,800,000	University of Michigan, Revenue Bonds, Series B, 0.10% due 4/1/28	5,800,000
4,100,000	University of North Carolina, Revenue Bonds, Series B, 0.15% due 12/1/25	4,100,000
	University of Texas, University Revenue, Financing System, Series B :
3,500,000	0.20% due 8/1/16	3,500,000
3,500,000	0.10% due 8/1/33	3,500,000
6,500,000	0.20% due 8/1/39	6,500,000
4,000,000	University of Texas, University Revenue, Refunding, Financing System, Series A, 0.20% due 8/15/13	4,000,000
1,800,000	Washington State, General Obligation Unlimited, Series VR 96A, (SPA: Landesbank Hessen-Thuerigen), 0.10% due 6/1/20	1,800,000
12,600,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.), 0.35% due 6/1/48	12,600,000

See Notes to Schedule of Portfolio Investments.

Face Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$4,030,000	Westminster, Colorado, Multi Family Housing Revenue, Refunding, Warwick State Apartments, (FHLMC Insured), 0.30% due 12/1/23	$4,030,000
1,220,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank), 0.43% due 11/1/25	1,220,000
5,945,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (LOC: Westdeutsche Landesbank), 2.00% due 12/1/35	5,945,000
13,000,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (SPA: Westdeutsche Landesbank), 2.00% due 12/1/32	13,000,000
4,400,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series B, 0.35% due 12/1/33	4,400,000

	Total Weekly Variable/Floating Rate Notes (Cost $530,997,936)	530,997,936

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $1,097,902,942)	1,097,902,942

FIXED RATE NOTES* — 3.1%

5,000,000	District of Columbia, Tax & Revenue Anticipation Notes, General Obligation Unlimited, 2.50% due 9/30/09	5,046,125
2,000,000	Massachusetts State, Revenue Anticipation Notes, Series C, 4.00% due 5/29/09	2,011,380
3,265,000	Minneapolis, Minnesota, Tax Increment, Series E Prerefunded, 3/1/09 @100, 5.00% due 3/1/13	3,298,273
5,000,000	New Jersey State, Tax & Revenue Anticipation Notes, Series A, 3.00% due 6/25/09	5,027,947
4,200,000	Oregon, Tri-County Metropolitan Transportation District, Revenue Bond, Series 1, (LOC: U.S Bank) Prerefunded, 6/1/09 @101, 5.40% due 6/1/19	4,295,056
5,000,000	Pennsylvania, State Turnpike Commission, Turnpike Revenue, Anticipation Notes, 4.00% due 7/31/09	5,032,707
2,000,000	Southlake, Texas, General Obligation Limited, Prerefunded 2/15/09 @ 42.669, 0.00% due 2/15/22(2)	853,035

See Notes to Schedule of Portfolio Investments.

Face Amount			Value

FIXED RATE NOTES* — (Continued)

$10,000,000	Texas State, Tax & Revenue Anticipation Notes, 3.00% due 8/28/09		$10,081,320

	TOTAL FIXED RATE NOTES (Cost $35,645,843)		35,645,843

TOTAL INVESTMENTS (Cost $1,133,548,785)(3)		100.2%	$1,133,548,785

LIABILITIES IN EXCESS OF OTHER ASSETS		(0.2)	(2,567,610)

NET ASSETS		100.0%	$1,130,981,175

*	Percentages indicated are based on net assets.
(1)

Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(2)	Zero Coupon Bond.
(3)	Aggregate cost for federal tax purposes was $1,133,548,785.

Abbreviations:
DATES	—	Daily Adjustable Tax-Exempt Securities
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
LOC	—	Letter of Credit
SPA	—	Stand-By Purchase Agreement
UPDATES	—	Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 7.6%

	Federal Home Loan Bank — 7.6%
$1,000,000	4.375% due 3/17/10 (1)	$1,035,760
2,500,000	5.00% due 9/18/09	2,564,040
10,000,000	4.25% due 11/20/09	10,261,500
7,000,000	3.375% due 2/27/13 (1)	7,271,544
		21,132,844
	TOTAL AGENCY NOTES (Cost $20,550,784)	21,132,844

MORTGAGE-BACKED SECURITIES*,(2) — 33.5%

	Federal Home Loan Mortgage Corporation — 10.4%
4,304	# G00807, 9.50% due 3/1/21	4,419
3,706,700	# G12342, 5.50% due 8/1/21	3,829,125
1,156,494	# J03604, 5.50% due 10/1/21	1,193,787
665,014	# J03649, 5.50% due 10/1/21	686,458
1,868,907	# G12442, 6.00% due 11/1/21	1,946,936
2,315,629	# J03536, 5.50% due 11/1/21	2,390,300
1,367,655	# G18163, 5.50% due 1/1/22	1,411,758
5,000,001	# G13396, 5.50% due 12/1/23	5,160,953
124,143	# D78677, 8.00% due 3/1/27	131,770
49,997	# D84894, 8.00% due 12/1/27	53,056
1,223,090	# C00742, 6.50% due 4/1/29	1,285,264
620,570	# A57845, 7.00% due 2/1/37	649,153
3,726,135	# A68937, 6.00% due 11/1/37	3,848,267
2,559,107	# A68332, 5.50% due 11/1/37	2,620,595
3,561,029	# A70446, 5.00% due 12/1/37	3,619,586
		28,831,427
	Federal National Mortgage Association — 13.3%
6,883	# 313815, 6.50% due 1/1/11	6,912
67,210	# 535729, 6.50% due 2/1/16	70,246
58,917	# 535962, 6.50% due 5/1/16	61,578
34,130	# 595134, 6.50% due 7/1/16	35,671
237,381	# 596498, 6.00% due 7/1/16	247,922
33,775	# 608777, 6.50% due 10/1/16	35,300
505,605	# 625990, 5.50% due 12/1/16	523,884
65,390	# 643340, 6.50% due 3/1/17	68,251
121,817	# 555016, 6.50% due 10/1/17	127,319
1,058,694	# 686230, 5.50% due 2/1/18	1,094,984
1,209,532	# 254685, 5.00% due 4/1/18	1,250,068
1,169,813	# 740449, 5.50% due 9/1/18	1,209,912
959,537	# 768557, 5.50% due 2/1/19	992,428
333,728	# 255159, 5.50% due 3/1/19	345,167

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,(2) — (Continued)

	Federal National Mortgage Association — (Continued)
$10,534	# 313796, 9.50% due 2/1/21	$11,562
8,419	# 125275, 7.00% due 3/1/24	8,943
54,578	# 313795, 9.50% due 1/1/25	59,759
163,706	# 373328, 8.00% due 3/1/27	173,684
163,300	# 390895, 8.00% due 6/1/27	173,253
51,992	# 395715, 8.00% due 8/1/27	55,161
277,588	# 397602, 8.00% due 8/1/27	294,508
31,603	# 405845, 8.00% due 11/1/27	33,529
8,286	# 499335, 6.50% due 8/1/29	8,703
31,750	# 252806, 7.50% due 10/1/29	33,785
1,950	# 523497, 7.50% due 11/1/29	2,075
12,371	# 588945, 7.00% due 6/1/31	13,147
392,931	# 607862, 7.00% due 9/1/31	417,571
103,208	# 624571, 7.00% due 3/1/32	109,662
59,701	# 656872, 6.50% due 8/1/32	62,631
113,082	# 687575, 7.00% due 2/1/33	119,717
3,234,181	# 789856, 6.00% due 8/1/34	3,344,277
811,803	# 820811, 6.00% due 4/1/35	838,423
1,880,317	# 829202, 5.00% due 7/1/35	1,915,161
1,680,680	# 826586, 5.00% due 8/1/35	1,711,825
982,994	# 867021, 7.00% due 3/1/36	1,034,012
631,399	# 256216, 7.00% due 4/1/36	664,169
4,456,263	# 898412, 5.00% due 10/1/36	4,535,362
1,379,997	# 910894, 5.00% due 2/1/37	1,404,414
1,551,798	# 912456, 6.50% due 3/1/37	1,618,735
2,929,094	# 939512, 5.00% due 6/1/37	2,980,920
3,869,335	# 959877, 5.00% due 11/1/37	3,937,798
5,000,000	# 257573, 5.50% due 1/1/39	5,122,271
		36,754,699
	Government National Mortgage Association — 9.8%
39,855	# 460389, 7.00% due 5/15/28	42,684
26,976	# 464049, 7.00% due 7/15/28	28,890
48,430	# 476259, 7.00% due 8/15/28	51,867
26,536	# 496632, 7.00% due 12/15/28	28,419
149,525	# 539971, 7.00% due 1/15/31	159,956
34,534	# 485264, 7.50% due 2/15/31	36,880
22,166	# 556417, 7.00% due 6/15/31	23,712
53,510	# 559304, 7.00% due 9/15/31	57,243
101,144	# 570289, 7.00% due 1/15/32	107,605
251,606	# 574687, 6.00% due 4/15/34	259,454
1,876,722	# 652486, 5.50% due 4/15/36	1,926,544
3,721,400	# 651859, 5.00% due 6/15/36	3,801,924

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,(2) — (Continued)

	Government National Mortgage Association — (Continued)
$3,014,301	# 782150, 5.50% due 4/15/37	$3,092,404
3,783,153	# 608508, 6.00% due 8/15/37	3,899,374
738,262	# 662521, 6.00% due 8/15/37	760,942
3,092,156	# 677545, 6.00% due 11/15/37	3,187,149
3,661,706	# 676291, 6.00% due 12/15/37	3,774,197
917,841	# 678831, 5.00% due 1/15/38	937,558
5,000,000	# 685836, 5.50% due 4/15/38	5,131,956
		27,308,758
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $90,422,033)	92,894,884

COLLATERALIZED MORTGAGE OBLIGATIONS* — 0.1%

354,134	Credit-Based Asset Servicing and Securitization, Series 1999-CB1-Class 1A, 6.50% due 9/25/26	281,621
145,408	Washington Mutual Mortgage Securities Corp., Series 2003-MS9-Class 1P (PO) 0.00% due 4/25/33	115,866

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $467,695)	397,487

CORPORATE NOTES* — 38.0%

7,000,000	General Electric Capital Corp., 5.875% due 2/15/12	7,111,503
8,250,000	Goldman Sachs Group, Inc., 5.125% due 1/15/15	7,433,729
6,000,000	Hewlett-Packard Co., 6.125% due 3/1/14	6,575,448
7,000,000	IBM Corp., 4.75% due 11/29/12	7,376,264
2,000,000	IBM Corp., 8.375% due 11/1/19	2,491,070
10,000,000	Johnson & Johnson, 5.55% due 8/15/17(1)	11,272,510
10,200,000	JPMorgan Chase & Co., 5.15% due 10/1/15	9,497,393
8,000,000	Morgan Stanley, 3.25% due 12/1/11	8,252,360
8,000,000	PepsiCo, Inc., 5.00% due 6/1/18	8,340,616
12,000,000	PNC Funding Corp., 2.30% due 6/22/12	11,939,316
7,000,000	Procter & Gamble Co. (The), 4.85% due 12/15/15(1)	7,479,423

See Notes to Schedule of Portfolio Investments.

Face Amount		Value

CORPORATE NOTES* — (Continued)

$7,000,000	United Technologies Corp., 4.875% due 5/1/15(1)	$7,064,477
6,000,000	Wal-Mart Stores, Inc., 4.55% due 5/1/13	6,327,732
4,000,000	Wal-Mart Stores, Inc., 5.80% due 2/15/18	4,372,088

	TOTAL CORPORATE NOTES (Cost $102,532,416)	105,533,929

US TREASURY NOTES/BONDS* — 19.4%

2,600,000	U.S. Treasury Bond, 8.75% due 5/15/20	3,830,531
6,000,000	U.S. Treasury Bond, 7.875% due 2/15/21(1)	8,406,564
7,100,000	U.S. Treasury Bond, 6.125% due 8/15/29	9,303,215
1,800,000	U.S. Treasury Bond, 5.00% due 5/15/37(1)	2,218,500
9,264,400	U.S. Treasury Inflation Indexed Bonds (TIPS), 1.875% due 7/15/13	9,220,968
4,335,160	U.S. Treasury Inflation Indexed Bonds (TIPS), 1.625% due 1/15/18(1)	4,233,553
10,000,000	U.S. Treasury Note, 2.875% due 6/30/10(1)	10,315,620
3,500,000	U.S. Treasury Note, 4.50% due 11/30/11(1)	3,811,994
2,300,000	U.S. Treasury Note, 2.75% due 2/28/13(1)	2,411,407

	TOTAL US TREASURY NOTES/BONDS (Cost $51,095,814)	53,752,352

REPURCHASE AGREEMENTS* — 6.9%

$19,300,000	With Merrill Lynch & Co., Inc., dated 1/30/09, 0.19%, principal and interest in the amount of $19,300,306, due 2/2/09, (collateralized by U.S. Treasury Note with an aggregate par value of $17,212,000, coupon rate of 4.25%, due 8/15/15, market value of $19,686,741)	19,300,000
$3,193	With State Street Bank and Trust Co., dated 1/30/09, 0.01%, principal and interest in the amount of $3,193, due 2/2/09, (collateralized by a FH security with a par value of $3,756, coupon rate of 5.888%, due 1/1/37, market value of $3,681)	3,193

	TOTAL REPURCHASE AGREEMENTS (Cost $19,303,193)	19,303,193

See Notes to Schedule of Portfolio Investments.

INVESTMENT OF SECURITY LENDING COLLATERAL* — 16.2%

$44,860,015	State Street Navigator Securities Lending Prime Portfolio		$44,860,015

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $44,860,015)		44,860,015

TOTAL INVESTMENTS (Cost $329,231,950)(3)		121.7%	$337,874,704

LIABILITIES IN EXCESS OF OTHER ASSETS		(21.7)	(60,175,214)

NET ASSETS		100.0%	$277,699,490

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 1.
(2)	Represents current face amount at January 31, 2009.
(3)	Aggregate cost for federal tax purposes was $329,231,950.

Abbreviations:
FH	—	Federal Home Loan Mortgage Corporation
PO	—	Principal Only
TIPS	—	Treasury Inflation Protected Security

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	Aerospace & Defense — 2.6%
27,105	Lockheed Martin Corp.	$2,223,694

	Beverages — 2.2%
37,000	PepsiCo, Inc.	1,858,510

	Biotechnology — 2.2%
37,260	Gilead Sciences, Inc.(1),(2)	1,891,690

	Capital Markets — 1.9%
33,530	Franklin Resources, Inc.	1,623,523

	Commercial Banks — 1.5%
36,530	Bank of Hawaii Corp.	1,310,331

	Communications Equipment — 3.4%
155,765	Cisco Systems, Inc.(1)	2,331,802
50,060	Nokia OYJ, Sponsored ADR	614,236
		2,946,038
	Computers & Peripherals — 6.7%
12,760	Apple, Inc.(1),(2)	1,150,059
59,859	Hewlett-Packard Co.	2,080,100
27,500	International Business Machines Corp.	2,520,375
		5,750,534
	Diversified Consumer Services — 2.2%
15,590	ITT Educational Services, Inc.(1)	1,909,931

	Diversified Financial Services — 1.4%
48,190	JPMorgan Chase & Co.	1,229,327

	Electric Utilities — 1.7%
44,200	Edison International	1,439,594

	Electronic Equipment, Instruments & Components — 4.0%
75,240	Amphenol Corp. - Class A	1,967,526
58,050	Flir Systems, Inc.(1),(2)	1,449,508
		3,417,034
	Energy Equipment & Services — 3.5%
27,090	Baker Hughes, Inc.	902,639
81,285	Patterson-UTI Energy, Inc.	777,084
52,215	Unit Corp.(1),(2)	1,302,242
		2,981,965

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 7.2%
43,230	Campbell Soup Co.	$1,312,895
64,985	HJ Heinz Co.	2,371,953
56,900	Kellogg Co.	2,485,961
		6,170,809
	Health Care Equipment & Supplies — 4.9%
39,660	Baxter International, Inc.	2,326,059
50,915	Varian Medical Systems, Inc.(1),(2)	1,890,474
		4,216,533
	Health Care Providers & Services — 4.5%
34,445	Express Scripts, Inc.(1)	1,851,763
34,300	Laboratory Corp. of America Holdings(1),(2)	2,030,560
		3,882,323
	Household Durables — 1.4%
2,820	NVR, Inc.(1),(2)	1,201,574

	Household Products — 3.6%
28,850	Colgate-Palmolive Co.	1,876,404
25,500	Energizer Holdings, Inc.(1),(2)	1,214,565
		3,090,969
	Industrial Conglomerates — 1.3%
103,425	McDermott International, Inc.(1)	1,072,517

	Insurance — 7.8%
50,780	ACE, Ltd.	2,217,055
44,645	Aflac, Inc.	1,036,211
59,333	Assurant, Inc.	1,566,391
47,030	Travelers Cos., Inc. (The)	1,817,239
		6,636,896
	IT Services — 2.2%
58,275	Accenture, Ltd. - Class A	1,839,159

	Life Sciences Tools & Services — 2.2%
53,000	Waters Corp.(1),(2)	1,917,010

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 2.3%
46,000	McGraw-Hill Cos. (The), Inc.	$1,011,540
36,400	Omnicom Group, Inc.	942,396
		1,953,936
	Metals & Mining — 1.5%
32,108	Nucor Corp.	1,309,685

	Multi-Utilities — 2.0%
48,780	Dominion Resources, Inc.	1,716,080

	Oil, Gas & Consumable Fuels — 7.7%
22,015	Apache Corp.	1,651,125
28,000	Chevron Corp.	1,974,560
39,140	Exxon Mobil Corp.	2,993,427
		6,619,112
	Pharmaceuticals — 4.9%
37,300	Johnson & Johnson	2,151,837
47,880	Wyeth	2,057,404
		4,209,241
	Professional Services — 3.2%
25,395	Dun & Bradstreet Corp.	1,930,020
45,200	Robert Half International, Inc.	766,140
		2,696,160
	Road & Rail — 1.3%
49,040	JB Hunt Transport Services, Inc.	1,092,121

	Semiconductors & Semiconductor Equipment — 1.0%
42,500	Lam Research Corp.(1),(2)	858,925

	Software — 2.4%
122,570	Oracle Corp.(1),(2)	2,062,853

	Specialty Retail — 1.3%
22,770	Sherwin-Williams Co. (The)	1,087,268

	Textiles, Apparel & Luxury Goods — 1.1%
61,345	Coach, Inc.(1)	895,637

	Trading Companies & Distributors — 2.1%
24,750	WW Grainger, Inc.	1,805,513

	TOTAL COMMON STOCKS (Cost $103,282,019)	84,916,492

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.8%

$715,056	With State Street Bank and Trust Co., dated 1/30/09, 0.01%, principal and interest in the amount of $715,057, due 2/2/09, (collateralized by a FH security with a par value of 747,454, coupon rate of 5.888%, due 1/1/37, market value of $732,505)	$715,056

	TOTAL REPURCHASE AGREEMENT (Cost $715,056)	715,056

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 19.4%

16,600,516	State Street Navigator Securities Lending Prime Portfolio	16,600,516

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $16,600,516)	16,600,516

TOTAL INVESTMENTS (Cost $120,597,591)(3)	119.4%	$102,232,064

LIABILITIES IN EXCESS OF OTHER ASSETS	(19.4)	(16,615,803)

NET ASSETS	100.0%	$85,616,261

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $121,477,256.

Abbreviations:
ADR	—	American Depositary Receipt
FH	—	Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%

	Aerospace & Defense — 2.7%
96,118	BE Aerospace, Inc.(1)	$929,461
47,223	LMI Aerospace, Inc.(1),(2)	533,148
18,889	Teledyne Technologies, Inc.(1),(2)	526,436
		1,989,045
	Apparel Retailers — 1.0%
46,233	Hot Topic, Inc.(1)	394,830
140,838	Wet Seal, Inc. (The) - Class A(1)	367,587
		762,417
	Banking — 6.7%
42,198	Bancorpsouth, Inc.	797,542
32,820	Bank of Hawaii Corp.	1,177,253
14,049	City Holding Co.	361,200
48,876	Glacier Bancorp, Inc.	750,247
92,601	Nara Bancorp, Inc.	547,272
23,375	National Penn Bancshares, Inc.	226,270
25,500	SVB Financial Group(1),(2)	529,635
85,237	Wilshire Bancorp, Inc.	584,726
		4,974,145
	Basic Industry — 1.6%
25,787	Silgan Holdings, Inc.	1,182,076

	Beverages, Food & Tobacco — 1.1%
23,569	J & J Snack Foods Corp.	822,794

	Chemicals — 2.4%
29,632	Cytec Industries, Inc.	605,678
55,795	Tupperware Brands Corp.	1,147,145
		1,752,823
	Commercial Services — 6.6%
13,831	Huron Consulting Group, Inc.(1),(2)	691,274
62,476	KBR, Inc.	884,660
55,443	Kendle International, Inc.(1),(2)	1,058,961
49,231	Rent-A-Center, Inc.(1)	731,080
32,938	Watson Wyatt & Co. Holdings	1,531,617
		4,897,592
	Communications — 7.2%
84,688	Acme Packet, Inc.(1)	372,627
81,459	ADC Telecommunications, Inc.(1),(2)	412,997
132,455	Arris Group, Inc.(1)	943,080

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Communications — (Continued)
17,934	Comtech Telecommunications Corp.(1),(2)	$695,839
150,185	Harmonic, Inc.(1)	773,453
27,194	InterDigital, Inc.(1),(2)	879,182
62,483	Seachange International, Inc.(1)	369,900
63,297	Syniverse Holdings, Inc.(1)	858,307
		5,305,385
	Computer Software & Processing — 4.1%
37,510	CSG Systems International, Inc.(1)	543,895
58,022	Net 1 UEPS Technologies, Inc.(1)	779,236
136,206	Novell, Inc.(1)	503,962
31,109	Sykes Enterprises, Inc.(1)	519,831
43,681	SYNNEX Corp.(1),(2)	670,503
		3,017,427
	Computers & Information — 0.3%
65,935	ENGlobal Corp.(1)	204,399

	Electric Utilities — 3.4%
44,074	El Paso Electric Co.(1)	728,984
37,626	Portland General Electric Co.	731,826
52,044	Westar Energy, Inc.	1,045,043
		2,505,853
	Electrical Equipment — 1.7%
34,237	AZZ, Inc.(1),(2)	766,909
12,894	Lincoln Electric Holdings, Inc.	530,846
		1,297,755
	Electronics — 0.9%
24,438	Anixter International, Inc.(1)	659,337

	Entertainment & Leisure — 1.4%
45,245	WMS Industries, Inc.(1)	1,005,344

	Financial Services — 1.0%
48,418	SL Green Realty Corp.	760,647

	Health Care — 1.4%
30,125	Emergency Medical Services(1)	1,009,790

	Health Care Providers — 9.5%
37,275	Amedisys, Inc.(1),(2)	1,536,848
37,158	Mednax, Inc.(1)	1,247,394

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers — (Continued)
37,392	MWI Veterinary Supply, Inc.(1),(2)	$782,615
54,271	Psychiatric Solutions, Inc.(1)	1,411,046
107,839	Sun Healthcare Group, Inc.(1)	1,221,816
45,245	VCA Antech, Inc.(1),(2)	851,511
		7,051,230
	Heavy Machinery — 2.9%
30,477	SPX Corp.	1,283,386
41,612	Woodward Governor Co.	855,959
		2,139,345
	Home Construction, Furnishings & Appliances — 0.4%
27,153	Fossil, Inc.(1)	313,346

	Industrial — 2.6%
38,841	Crane Co.	676,610
25,500	Gardner Denver, Inc.(1)	555,135
30,008	Middleby Corp. (The)(1)	694,985
		1,926,730
	Industrial - Diversified — 0.5%
41,695	Daktronics, Inc.	359,828

	Insurance — 4.7%
27,546	IPC Holdings, Ltd.	706,830
41,026	Platinum Underwriters Holdings, Ltd.	1,140,933
20,747	ProAssurance Corp.(1)	980,503
26,491	StanCorp Financial Group, Inc.	683,998
		3,512,264
	Medical Supplies — 2.4%
48,293	ICU Medical, Inc.(1),(2)	1,473,419
24,792	Sirona Dental Systems, Inc.(1)	297,752
		1,771,171
	Metals — 0.7%
30,695	Carpenter Technology Corp.	506,467

	Metals & Mining — 0.7%
42,028	Belden, Inc.	548,886

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Oil & Gas — 6.4%
49,114	Atmos Energy Corp.	$1,205,749
77,682	Complete Production Services, Inc.(1)	497,941
114,520	Mariner Energy, Inc.(1)	1,133,748
43,253	Swift Energy Co.(1),(2)	662,636
48,058	Vectren Corp.	1,239,416
		4,739,490
	Pharmaceuticals — 3.3%
60,483	Cubist Pharmaceuticals, Inc.(1),(2)	1,294,941
31,883	OSI Pharmaceuticals, Inc.(1),(2)	1,135,035
		2,429,976
	Real Estate Investment Trusts — 3.1%
37,158	Entertainment Properties Trust	841,629
114,755	Medical Properties Trust, Inc.	522,135
65,055	Omega Healthcare Investors, Inc.	951,755
		2,315,519
	Restaurants — 3.8%
74,672	Jack In The Box, Inc.(1),(2)	1,686,840
94,483	Red Robin Gourmet Burgers, Inc.(1),(2)	1,150,803
		2,837,643
	Retailers — 1.3%
35,517	Marvel Entertainment, Inc.(1),(2)	977,073

	Technology — 6.1%
63,649	Avocent Corp.(1),(2)	913,363
66,931	Commscope, Inc.(1),(2)	965,145
37,743	Digital River, Inc.(1)	934,894
58,374	MICROS Systems, Inc.(1),(2)	840,586
19,479	MTS Systems Corp.	510,155
30,874	Semtech Corp.(1),(2)	362,769
		4,526,912
	Telecommunications — 3.7%
29,421	Atlantic Tele-Network, Inc.	632,551
81,279	Harris Stratex Networks, Inc. - Class A(1)	560,825
50,403	j2 Global Communications, Inc.(1),(2)	986,891
82,529	TeleCommunication Systems, Inc. - Class A(1)	590,908
		2,771,175
	Textiles, Clothing & Fabrics — 1.9%
11,253	Deckers Outdoor Corp.(1),(2)	587,857
22,785	Phillips-Van Heusen Corp.	433,371

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Textiles, Clothing & Fabrics — (Continued)
32,586	True Religion Apparel, Inc.(1),(2)	$371,806
		1,393,034
	Transportation — 1.6%
20,070	Gulfmark Offshore, Inc.(1),(2)	480,476
21,250	Hornbeck Offshore Services, Inc.(1)	376,975
39,340	Pacer International, Inc.	338,324
		1,195,775
	TOTAL COMMON STOCKS (Cost $99,455,812)	73,462,693

REPURCHASE AGREEMENT* — 0.9%

$692,953	With State Street Bank and Trust Co., dated 1/30/09, 0.01%, principal and interest in the amount of $692,953, due 2/2/09, (collateralized by a FH security with a par value of $724,917, coupon rate of 5.888%, due 1/1/37, market value of $710,419)	692,953

	TOTAL REPURCHASE AGREEMENT (Cost $692,953)	692,953

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 25.2%

18,682,387	State Street Navigator Securities Lending Prime Portfolio	18,682,387

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $18,682,387)	18,682,387

TOTAL INVESTMENTS (Cost $118,831,152)(3)	125.2%	$92,838,033

LIABILITIES IN EXCESS OF OTHER ASSETS	(25.2)	(18,679,357)

NET ASSETS	100.0%	$74,158,676

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $120,032,308.

Abbreviations:
FH	—	Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	Advertising — 0.9%
9,680	Omnicom Group, Inc.	$250,615

	Aerospace & Defense — 4.0%
5,230	General Dynamics Corp.	296,698
7,570	Northrop Grumman Corp.	364,268
9,110	Raytheon Co.	461,148
		1,122,114
	Banking — 4.8%
15,865	American Express Co.	265,421
13,638	BB&T Corp.	269,896
11,005	Capital One Financial Corp.	174,319
10,615	Comerica, Inc.	176,846
23,995	Regions Financial Corp.	83,023
19,205	Wells Fargo & Co.	362,975
		1,332,480
	Beverages, Food & Tobacco — 8.4%
33,640	Altria Group, Inc.	556,406
13,675	Archer-Daniels-Midland Co.	374,421
9,705	General Mills, Inc.	574,051
13,605	HJ Heinz Co.	496,582
8,170	Reynolds American, Inc.	311,931
		2,313,391
	Building Materials — 1.0%
12,355	Home Depot, Inc.	266,003

	Computer Software & Processing — 2.1%
11,305	BMC Software, Inc.(1),(2)	286,356
17,000	CA, Inc.	305,830
		592,186
	Computers & Information — 1.1%
3,470	International Business Machines Corp.	318,025

	Consumer Services — 1.2%
10,160	Accenture, Ltd. - Class A	320,650

	Cosmetics & Personal Care — 3.5%
17,565	Procter & Gamble Co. (The)	957,292

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 6.3%
14,040	DTE Energy Co.	$484,380
19,377	Edison International	631,109
7,420	PG&E Corp.	286,931
7,800	Sempra Energy	341,952
		1,744,372
	Electrical Equipment — 1.0%
10,480	Cooper Industries, Ltd. - Class A	282,017

	Financial Services — 10.0%
19,045	Ameriprise Financial, Inc.	383,757
3,295	CME Group, Inc.	573,033
4,245	Franklin Resources, Inc.	205,543
30,240	Invesco, Ltd.	356,530
30,460	Nasdaq Stock Market, Inc. (The)(1),(2)	664,637
26,185	NYSE Euronext	576,070
		2,759,570
	Food Retailers — 1.7%
21,200	Kroger Co. (The)	477,000

	Heavy Machinery — 2.5%
10,570	Dover Corp.	298,920
14,625	National Oilwell Varco, Inc.(1)	386,685
		685,605
	Insurance — 9.7%
18,694	Aetna, Inc.	579,514
10,195	Chubb Corp.	434,103
10,850	Travelers Cos., Inc. (The)	419,244
30,300	UnitedHealth Group, Inc.	858,399
28,195	Unum Group	399,241
		2,690,501
	Media - Broadcasting & Publishing — 1.9%
17,025	Comcast Corp. - Class A	249,416
18,380	Viacom, Inc. - Class B(1),(2)	271,105
		520,521
	Mining — 1.6%
17,880	Freeport-McMoran Copper & Gold Inc.(2)	449,503

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Oil & Gas — 15.3%
11,770	Chevron Corp.	$830,021
14,301	ConocoPhillips	679,727
16,400	Marathon Oil Corp.	446,572
8,230	Murphy Oil Corp.	363,601
14,615	Noble Corp.	396,797
15,385	Questar Corp.	522,782
7,620	Transocean, Ltd.(1)	416,204
23,870	Valero Energy Corp.	575,745
		4,231,449
	Pharmaceuticals — 14.2%
12,595	Amgen, Inc.(1)	690,836
18,545	Forest Laboratories, Inc.(1),(2)	464,367
13,805	Herbalife, Ltd.	283,141
18,500	Johnson & Johnson	1,067,265
22,150	Merck & Co., Inc.	632,382
54,930	Pfizer, Inc.	800,879
		3,938,870
	Telecommunications — 8.0%
28,562	CenturyTel, Inc.	775,173
24,960	Telephone & Data Systems, Inc.	761,530
78,768	Windstream Corp.	683,706
		2,220,409
	TOTAL COMMON STOCKS (Cost $32,999,913)	27,472,573

REPURCHASE AGREEMENT* — 0.8%

$213,536	With State Street Bank and Trust Co., dated 1/30/09, 0.01%, principal and interest in the amount of $213,536 due 2/2/09 (collateralized by a FH security with a par value of $225,363 with a coupon rate of 5.888%, due 1/1/37, market value of $220,856)	213,536

	TOTAL REPURCHASE AGREEMENT (Cost $213,536)	213,536

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 4.8%

1,337,425	State Street Navigator Securities Lending Prime Portfolio	1,337,425

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,337,425)	1,337,425

TOTAL INVESTMENTS (Cost $34,550,874)(3)	104.8%	$29,023,534

LIABILITIES IN EXCESS OF OTHER ASSETS	(4.8)	(1,325,411)

NET ASSETS	100.0%	$27,698,123

See Notes to Schedule of Portfolio Investments.

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $34,779,895.

Abbreviations:
FH	—	Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.0%

	United Kingdom — 20.5%
121,235	Anglo American PLC	$2,180,842
888,700	Aviva PLC	4,014,844
370,347	BHP Billiton PLC	6,190,490
818,043	BP Amoco PLC	5,793,447
1,668,222	BT Group PLC	2,526,639
714,014	Burberry Group PLC(1)	2,602,683
260,831	GlaxoSmithKline PLC	4,600,283
1,233,000	Marks & Spencer Group PLC(1)	4,100,254
929,500	Michael Page International PLC	2,924,455
419,497	National Express Group PLC	1,973,322
538,700	Persimmon PLC(1)	2,239,877
666,978	Petrofac, Ltd.(1)	4,014,736
1,004,202	Prudential PLC	4,827,020
545,534	Rexam PLC	2,449,868
827,989	Rolls-Royce Group PLC(2)	3,952,543
180,770	Signet Jewelers, Ltd.	1,272,621
321,962	Travis Perkins PLC(1)	1,480,836
2,144,353	Vodafone Group PLC	3,982,760
		61,127,520
	Japan — 19.7%
112,300	Astellas Pharma, Inc.	4,251,943
118,400	Daito Trust Construction Co., Ltd.	5,095,945
156,500	Ibiden Co., Ltd.(1)	3,166,352
216,200	JFE Holdings, Inc.(1)	5,373,047
707	KDDI Corp.	4,414,390
752,904	Kuraray Co., Ltd.	5,922,805
315,800	Mitsubishi Corp.	4,173,028
1,346,000	Mitsubishi Gas Chemical Co., Inc.	5,346,682
15,361	Nintendo Co, Ltd.	4,762,136
114,500	Nippon Telegraph and Telephone Corp.	5,545,462
47,000	Shimamura Co, Ltd.(1)	3,298,365
117,300	Shin-Etsu Chemical Co., Ltd.	5,488,229
71,500	Trend Micro, Inc.(2)	1,949,860
		58,788,244
	Germany — 9.9%
59,921	Allianz AG	5,024,048
170,029	BASF AG	4,925,585
110,641	Deutsche Bank AG	2,882,857
295,490	Deutsche Lufthansa AG(1)	3,581,388
180,764	Hannover Rueckversicherung AG(1)	5,525,199
78,266	RWE AG	6,081,085
189,947	United Internet AG(1)	1,376,402
		29,396,564

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	France — 9.7%
226,127	AXA	$3,561,246
56,335	BNP Paribas	2,150,649
59,599	Casino Guichard Perrachon	3,905,293
115,263	Compagnie de Saint-Gobain(1)	3,893,765
42,914	LaFarge SA(1)	1,971,066
78,315	Sanofi-Aventis	4,404,692
16,232	Societe BIC SA(1)	869,186
110,533	Total SA	5,508,355
242,153	Valeo SA(1)	2,694,081
		28,958,333
	Italy — 4.8%
248,861	ENI SPA	5,263,723
1,228,677	Mediaset SPA(1)	5,981,685
1,644,793	UniCredit SPA(1)	2,894,079
		14,139,487
	Denmark — 4.6%
113,868	Carlsberg AS(1)	3,762,667
299,500	Danske Bank AS(1)	3,007,651
221,107	H. Lundbeck AS(1)	4,596,629
446,591	Nordea AB	2,369,791
		13,736,738
	Netherlands — 4.5%
672,874	Aegon N.V.	3,518,980
87,721	Akzo Nobel N.V.	3,131,759
202,489	ING Groep N.V., ADR	1,671,153
239,325	Reed Elsevier N.V.	2,648,597
137,258	TNT N.V., ADR	2,378,681
		13,349,170
	Spain — 3.4%
730,660	Banco Santander SA(1)	5,912,594
232,920	Telefonica SA	4,129,399
		10,041,993
	Norway — 2.8%
376,465	Norsk Hydro ASA	1,341,710
211,523	StatoilHydro ASA	3,644,438
531,700	Telenor ASA	3,469,545
		8,455,693

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Switzerland — 2.7%
144,918	Swiss Reinsurance	$3,844,814
23,439	Zurich Financial Services AG	4,226,328
		8,071,142
	Brazil — 2.4%
79,384	Brasil Telecom Participacoes SA, Sponsored ADR	2,568,072
173,070	Petroleo Brasileiro SA, Sponsored ADR	4,534,434
		7,102,506
	Hong Kong — 2.1%
4,396,000	China Petroleum & Chemical Corp.	2,369,829
741,700	Hutchison Whampoa, Ltd.	3,773,985
		6,143,814
	Greece — 1.9%
341,518	Public Power Corp.	5,716,728

	Australia — 1.6%
114,900	Macquarie Group, Ltd.	1,836,953
153,504	National Australia Bank, Ltd.	1,810,468
243,565	Suncorp-Metway, Ltd.	1,135,027
		4,782,448
	Belgium — 1.5%
173,081	Anheuser-Busch InBev N.V.	4,392,815

	Singapore — 1.4%
2,175,000	Cosco Corp. Singapore, Ltd.(1)	1,108,347
2,015,000	SembCorp Industries, Ltd.	2,995,457
		4,103,804
	Ireland — 1.2%
147,227	CRH PLC(1)	3,438,876

	Canada — 1.0%
321,391	Talisman Energy, Inc.	3,042,895

	India — 0.7%
83,760	Infosys Technologies, Ltd., Sponsored ADR	2,224,666

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Sweden — 0.7%
207,300	Assa Abloy AB - Class B(1)	$2,073,216

	Taiwan — 0.5%
1,553,942	Novatek Microelectronics Corp., Ltd.	1,584,556

	Finland — 0.4%
104,713	Outokumpu OYJ(1)	1,192,881

	TOTAL COMMON STOCKS (Cost $414,688,438)	291,864,089

REPURCHASE AGREEMENT* — 4.2%

$12,384,420	With State Street Bank and Trust Co., dated 1/30/09, 0.01%, principal and interest in the amount of $12,384,430, due 2/2/09 (collateralized by a FH security with a par value of $12,890,764, with a coupon rate of 5.888%, due 1/1/37, market value of $12,632,945)	12,384,420

	TOTAL REPURCHASE AGREEMENT (Cost $12,384,420)	12,384,420

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 20.7%

61,756,028	State Street Navigator Securities Lending Prime Portfolio	61,756,028

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $61,756,028)	61,756,028

TOTAL INVESTMENTS (Cost $488,828,886)(3)	122.9%	$366,004,537

LIABILITIES IN EXCESS OF OTHER ASSETS	(22.9)	(68,272,284)

NET ASSETS	100.0%	$297,732,253

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 1.
(2)	Non income-producing security.
(3)	Aggregate cost for federal tax purposes was $495,394,910.

Abbreviations:
ADR	—	American Depositary Receipt
FH	—	Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.1%

	United Kingdom — 19.7%
61,555	Anglo American PLC	$1,107,285
345,806	Aviva PLC	1,562,234
140,072	BHP Billiton PLC	2,341,356
378,284	BP Amoco PLC	2,679,038
854,718	BT Group PLC	1,294,531
402,812	Burberry Group PLC(1)	1,468,307
113,340	GlaxoSmithKline PLC	1,998,981
783,000	Marks & Spencer Group PLC	2,603,811
465,100	Michael Page International PLC	1,463,328
210,046	National Express Group PLC	988,060
284,300	Persimmon PLC(1)	1,182,099
340,722	Petrofac, Ltd.	2,050,906
466,476	Prudential PLC	2,242,267
307,233	Rexam PLC	1,379,713
361,861	Rolls-Royce Group PLC(2)	1,727,403
100,465	Signet Jewelers, Ltd.	707,274
158,176	Travis Perkins PLC	727,517
1,062,305	Vodafone Group PLC	1,973,046
		29,497,156
	Japan — 19.3%
54,000	Astellas Pharma, Inc.	2,044,568
59,700	Daito Trust Construction Co., Ltd.	2,569,492
79,200	Ibiden Co., Ltd.(1)	1,602,397
88,300	JFE Holdings, Inc.(1)	2,194,450
399	KDDI Corp.	2,491,290
313,000	Kuraray Co., Ltd.	2,462,250
178,100	Mitsubishi Corp.	2,353,439
672,000	Mitsubishi Gas Chemical Co., Inc.	2,669,369
8,636	Nintendo Co, Ltd.	2,677,287
48,100	Nippon Telegraph and Telephone Corp.	2,329,578
4,600	Nitto Denko Corp.	85,327
23,900	Shimamura Co, Ltd.(1)	1,677,254
58,500	Shin-Etsu Chemical Co., Ltd.	2,737,096
34,500	Trend Micro, Inc.(2)	940,842
		28,834,639
	Germany — 9.4%
30,121	Allianz AG	2,525,481
84,915	BASF AG	2,459,910
53,226	Deutsche Bank AG	1,386,855
133,815	Deutsche Lufthansa AG(1)	1,621,860
103,793	Hannover Rueckversicherung AG	3,172,518
28,477	RWE AG	2,212,596
97,015	United Internet AG(1)	702,994
		14,082,214

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	France — 9.4%
80,940	AXA	$1,274,714
34,271	BNP Paribas	1,308,332
27,228	Casino Guichard Perrachon	1,784,146
57,761	Compagnie de Saint-Gobain(1)	1,951,257
20,091	LaFarge SA(1)	922,792
37,480	Sanofi-Aventis	2,107,998
12,060	Societe BIC SA(1)	645,785
53,042	Total SA	2,643,321
129,500	Valeo SA(1)	1,440,756
		14,079,101
	Netherlands — 5.0%
337,940	Aegon N.V.	1,767,350
41,924	Akzo Nobel N.V.	1,496,744
162,513	ING Groep N.V., ADR	1,341,229
135,015	Reed Elsevier N.V.	1,494,204
78,650	TNT N.V.	1,363,190
		7,462,717
	Denmark — 4.8%
56,905	Carlsberg AS	1,880,375
156,800	Danske Bank AS(1)	1,574,624
106,900	H. Lundbeck AS(1)	2,222,361
283,711	Nordea AB	1,505,484
		7,182,844
	Italy — 4.0%
115,718	ENI SPA	2,447,581
374,248	Mediaset SPA(1)	1,821,987
927,837	UniCredit SPA(1)	1,632,566
		5,902,134
	Norway — 3.1%
184,585	Norsk Hydro ASA	657,855
108,084	StatoilHydro ASA	1,862,235
322,300	Telenor ASA	2,103,130
		4,623,220

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Spain — 2.9%
324,472	Banco Santander SA(1)	$2,625,669
96,786	Telefonica SA	1,715,902
		4,341,571
	Switzerland — 2.8%
65,950	Swiss Reinsurance(1)	1,749,717
13,658	Zurich Financial Services AG	2,462,698
		4,212,415
	Hong Kong — 2.5%
3,646,600	China Petroleum & Chemical Corp.	1,965,836
345,000	Hutchison Whampoa, Ltd.	1,755,461
		3,721,297
	Brazil — 2.4%
47,548	Brasil Telecom Participacoes SA, Sponsored ADR	1,538,178
75,810	Petroleo Brasileiro SA, Sponsored ADR	1,986,222
		3,524,400
	Greece — 1.9%
173,398	Public Power Corp.	2,902,539

	Australia — 1.9%
90,338	Macquarie Group, Ltd.(1)	1,444,271
73,851	National Australia Bank, Ltd.	871,018
121,974	Suncorp-Metway, Ltd.	568,406
		2,883,695
	Belgium — 1.9%
109,828	Anheuser-Busch InBev N.V.	2,787,447

	Singapore — 1.5%
1,089,000	Cosco Corp. Singapore, Ltd.(1)	554,938
1,171,000	SembCorp Industries, Ltd.	1,740,784
		2,295,722
	Canada — 1.4%
221,466	Talisman Energy, Inc.	2,096,816

	India — 1.3%
70,800	Infosys Technologies, Ltd., Sponsored ADR	1,880,448

	Ireland — 1.2%
75,212	CRH PLC	1,756,775

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Sweden — 0.8%
117,000	Assa Abloy AB - Class B(1)	$1,170,122

	Taiwan — 0.5%
702,434	Novatek Microelectronics Corp., Ltd.	716,273

	Finland — 0.4%
52,750	Outokumpu OYJ(1)	600,923

	TOTAL COMMON STOCKS (Cost $233,780,763)	146,554,468

INVESTMENT OF SECURITY LENDING COLLATERAL* — 17.1%

25,597,448	State Street Navigator Securities Lending Prime Portfolio	25,597,448

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $25,597,448)	25,597,448

TOTAL INVESTMENTS (Cost $259,378,211)(3)	115.2%	$172,151,916

LIABILITIES IN EXCESS OF OTHER ASSETS	(15.2)	(22,672,426)

NET ASSETS	100.0%	$149,479,490

* Percentages indicated are based on net assets.
(1) Securities or partial securities on loan. See Note 1.
(2) Non income-producing security.
(3) Aggregate cost for federal tax purposes was $260,819,241.

Abbreviations:
ADR	—	American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%

	Aerospace & Defense — 3.3%
11,280	Orbital Sciences Corp.(1)	$189,166
7,381	Teledyne Technologies, Inc.(1)	205,708
4,653	Triumph Group, Inc.	210,688
		605,562
	Air Freight & Logistics — 1.9%
8,052	HUB Group, Inc. - Class A(1),(2)	182,781
19,027	Pacer International, Inc.	163,632
		346,413
	Auto Components — 0.7%
4,850	Fuel Systems Solutions, Inc.(1),(2)	126,779

	Biotechnology — 10.4%
20,769	Celera Corp.(1)	175,290
10,512	Cubist Pharmaceuticals, Inc.(1),(2)	225,062
8,141	Martek Biosciences Corp.	215,329
4,511	Myriad Genetics, Inc.(1)	336,385
7,565	Onyx Pharmaceuticals, Inc.(1),(2)	230,203
5,945	OSI Pharmaceuticals, Inc.(1),(2)	211,642
21,090	PDL BioPharma, Inc.	135,398
21,483	Progenics Pharmaceuticals, Inc.(1),(2)	156,611
12,149	Regeneron Pharmaceuticals, Inc.(1),(2)	212,365
		1,898,285
	Chemicals — 1.4%
6,962	Innophos Holdings, Inc.	105,335
3,908	Minerals Technologies, Inc.	147,762
		253,097
	Commercial Services & Supplies — 1.7%
6,056	Consolidated Graphics, Inc.(1),(2)	97,562
12,679	Sykes Enterprises, Inc.(1),(2)	211,866
		309,428
	Communications Equipment — 1.3%
4,958	Adtran, Inc.	75,114
11,406	Polycom, Inc.(1)	160,254
		235,368
	Computers & Peripherals — 1.1%
16,631	Intermec, Inc.(1),(2)	206,557

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 2.6%
11,451	EMCOR Group, Inc.(1),(2)	$235,776
11,853	Perini Corp.(1),(2)	247,135
		482,911
	Consumer Finance — 1.5%
15,207	Ezcorp, Inc. - Class A(1)	206,359
4,442	First Cash Financial Services, Inc.(1)	74,714
		281,073
	Containers & Packaging — 1.0%
6,132	Rock-Tenn Co. - Class A	191,134

	Diversified Financial Services — 0.8%
8,988	Interactive Brokers Group, Inc.(1),(2)	137,247

	Diversified Telecommunication Services — 1.0%
19,735	Premiere Global Services, Inc.(1)	191,232

	Electrical Equipment — 2.7%
9,473	AZZ, Inc.(1),(2)	212,195
16,277	GrafTech International, Ltd.(1)	130,379
7,315	Woodward Governor Co.	150,470
		493,044
	Electronic Equipment, Instruments & Components — 1.4%
21,213	Cogent, Inc.(1),(2)	246,919

	Energy Equipment & Services — 3.8%
4,782	CARBO Ceramics, Inc.	171,913
10,057	Dril-Quip, Inc.(1),(2)	246,397
16,480	Matrix Service Co.(1)	87,179
10,826	RPC, Inc.	80,545
11,462	Willbros Group, Inc.(1),(2)	111,640
		697,674
	Food Products — 1.6%
23,598	Darling International, Inc.(1)	108,315
8,312	Flowers Foods, Inc.	178,625
		286,940
	Health Care Equipment & Supplies — 7.0%
12,568	Abaxis, Inc.(1),(2)	198,826
7,779	Immucor, Inc.(1),(2)	215,556
14,262	Quidel Corp.(1),(2)	175,423

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Equipment & Supplies — (Continued)
11,422	Somanetics Corp.(1),(2)	$167,218
9,139	STERIS Corp.	243,097
4,125	Thoratec Corp.(1),(2)	119,501
10,218	Zoll Medical Corp.(1)	163,590
		1,283,211
	Health Care Providers & Services — 3.8%
5,065	Amedisys, Inc.(1),(2)	208,830
4,803	Chemed Corp.	192,744
10,685	Healthways, Inc.(1)	147,667
9,699	PSS World Medical, Inc.(1),(2)	154,020
		703,261
	Health Care Technology — 1.6%
16,781	Eclipsys Corp.(1),(2)	147,001
19,012	Omnicell, Inc.(1),(2)	148,484
		295,485
	Hotels, Restaurants & Leisure — 4.2%
7,507	Bally Technologies, Inc.(1),(2)	151,566
8,659	CEC Entertainment, Inc.(1)	202,101
10,192	PF Chang’s China Bistro, Inc.(1),(2)	180,704
10,557	WMS Industries, Inc.(1)	234,577
		768,948
	Insurance — 1.1%
6,377	Argo Group International Holdings, Ltd.(1)	198,389

	Internet & Catalog Retail — 1.2%
6,063	NetFlix, Inc.(1),(2)	219,117

	Internet Software & Services — 4.1%
8,075	Digital River, Inc.(1)	200,018
35,965	Earthlink, Inc.(1),(2)	270,816
13,759	j2 Global Communications, Inc.(1),(2)	269,401
		740,235
	IT Services — 2.9%
16,564	CSG Systems International, Inc.(1),(2)	240,178
12,250	Heartland Payment Systems, Inc.	111,108
22,245	TeleTech Holdings, Inc.(1),(2)	179,962
		531,248

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Leisure Equipment & Products — 0.7%
6,156	Polaris Industries, Inc.	$130,938

	Life Sciences Tools & Services — 0.8%
25,349	eResearchTechnology, Inc.(1)	146,771

	Machinery — 3.1%
11,850	Actuant Corp. - Class A	195,288
10,097	Robbins & Myers, Inc.	174,577
6,344	Wabtec Corp.	189,876
		559,741
	Marine — 1.0%
42,933	American Commercial Lines, Inc.(1)	173,449

	Media — 1.4%
3,416	Interactive Data Corp.	77,919
6,549	Marvel Entertainment, Inc.(1)	180,163
		258,082
	Metals & Mining — 1.6%
4,717	Compass Minerals International, Inc.	283,822

	Oil, Gas & Consumable Fuels — 2.7%
4,914	Comstock Resources, Inc.(1),(2)	187,371
13,687	James River Coal Co.(1),(2)	185,596
18,551	McMoRan Exploration Co.(1),(2)	124,106
		497,073
	Personal Products — 0.9%
17,605	Nu Skin Enterprises, Inc. - Class A	167,071

	Pharmaceuticals — 4.5%
14,712	Medicines Co. (The)(1),(2)	188,314
13,459	Medicis Pharmaceutical Corp. - Class A	187,484
12,496	Valeant Pharmaceuticals International(1)	271,163
36,209	Vivus, Inc.(1),(2)	177,786
		824,747
	Professional Services — 1.1%
9,558	Administaff, Inc.	201,578

	Real Estate Investment Trusts — 1.0%
5,314	Home Properties, Inc.	190,720

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 0.8%
10,847	Heartland Express, Inc.	$146,001

	Semiconductors & Semiconductor Equipment — 2.9%
11,845	Diodes, Inc.(1),(2)	76,755
26,225	Micrel, Inc.	199,310
20,939	Tessera Technologies, Inc.(1),(2)	246,243
		522,308
	Software — 5.7%
13,053	MICROS Systems, Inc.(1)	187,963
19,640	Parametric Technology Corp.(1)	176,760
17,058	Quest Software, Inc.(1)	212,714
24,912	Take-Two Interactive Software, Inc.	174,882
37,170	Wind River Systems, Inc.(1),(2)	296,245
		1,048,564
	Specialty Retail — 4.8%
13,386	Aeropostale, Inc.(1),(2)	282,578
8,332	Buckle, Inc. (The)	176,222
8,193	Gymboree Corp. (The)(1),(2)	200,729
6,606	Tractor Supply Co.(1),(2)	222,688
		882,217
	Textiles, Apparel & Luxury Goods — 2.0%
13,531	Fossil, Inc.(1),(2)	156,148
9,155	Warnaco Group (The), Inc.(1),(2)	207,269
		363,417
	Trading Companies & Distributors — 0.4%
5,060	Applied Industrial Techologies, Inc.	79,897

	TOTAL COMMON STOCKS (Cost $23,755,200)	18,205,953

REPURCHASE AGREEMENT* — 0.6%

$104,477	With State Street Bank and Trust Co., dated 1/30/09, 0.01%, principal and interest in the amount of $104,477, due 2/2/09, (collateralized by a FH security with a par value of $108,925, coupon rate of 5.888%, due 1/1/37, market value of $106,747)	104,477

	TOTAL REPURCHASE AGREEMENT (Cost $104,477)	104,477

See Notes to Schedule of Portfolio Investments.

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 26.6%

$4,870,325	State Street Navigator Securities Lending Prime Portfolio	$4,870,325

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $4,870,325)	4,870,325

TOTAL INVESTMENTS (Cost $28,730,002)(3)	126.7%	$23,180,755

LIABILITIES IN EXCESS OF OTHER ASSETS	(26.7)	(4,880,106)

NET ASSETS	100.0%	$18,300,649

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $28,730,950.

Abbreviations:
FH	—	Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%

	Aerospace & Defense — 3.5%
14,362	Goodrich Corp.	$555,235
16,389	Lockheed Martin Corp.	1,344,554
13,968	United Technologies Corp.	670,324
		2,570,113
	Airlines — 1.0%
106,609	Southwest Airlines Co.	749,461

	Biotechnology — 2.7%
20,359	Amgen, Inc.(1)	1,116,691
19,004	Biogen Idec, Inc.(1)	924,545
		2,041,236
	Capital Markets — 0.5%
17,351	Ameriprise Financial, Inc.	349,623

	Chemicals — 2.4%
17,985	CF Industries Holdings, Inc.	845,295
26,174	Mosaic Co. (The)	933,627
		1,778,922
	Communications Equipment — 1.0%
51,461	Juniper Networks, Inc.(1)	728,688

	Computers & Peripherals — 3.7%
9,582	Apple, Inc.(1),(2)	863,626
52,252	EMC Corp.(1)	576,862
25,772	Hewlett-Packard Co.	895,577
26,820	NetApp, Inc.(1),(2)	397,740
		2,733,805
	Construction & Engineering — 2.0%
18,716	Fluor Corp.	728,052
36,630	Foster Wheeler, Ltd.(1)	731,501
		1,459,553
	Diversified Consumer Services — 1.7%
15,489	Apollo Group, Inc. - Class A(1)	1,261,734

	Diversified Telecommunication Services — 2.1%
30,849	CenturyTel, Inc.	837,242
87,618	Windstream Corp.	760,524
		1,597,766

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 3.9%
50,976	DPL, Inc.	$1,098,533
25,659	Edison International	835,714
12,528	Entergy Corp.	956,638
		2,890,885
	Electrical Equipment — 1.9%
32,545	Cooper Industries, Ltd. - Class A	875,786
15,739	Emerson Electric Co.	514,665
		1,390,451
	Energy Equipment & Services — 5.7%
25,973	Baker Hughes, Inc.	865,420
47,029	BJ Services Co.	517,319
42,500	Cameron International Corp.(1),(2)	984,300
25,572	ENSCO International, Inc.	699,650
23,305	Noble Corp.	632,731
22,667	Smith International, Inc.	514,541
		4,213,961
	Food & Staples Retailing — 4.7%
30,798	CVS Caremark Corp.	827,851
31,890	Kroger Co. (The)	717,525
44,677	Safeway, Inc.	957,428
43,604	SYSCO Corp.	971,933
		3,474,737
	Food Products — 4.3%
30,654	Archer-Daniels-Midland Co.	839,307
19,519	Bunge, Ltd.	838,146
13,611	General Mills, Inc.	805,091
20,333	HJ Heinz Co.	742,154
		3,224,698
	Health Care Providers & Services — 3.6%
13,865	Laboratory Corp. of America Holdings(1),(2)	820,808
37,003	Lincare Holdings, Inc.(1),(2)	889,922
33,867	Omnicare, Inc.	946,921
		2,657,651
	Hotels, Restaurants & Leisure — 1.3%
16,867	McDonald’s Corp.	978,623

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Household Products — 1.4%
7,841	Kimberly-Clark Corp.	$403,576
12,172	Procter & Gamble Co. (The)	663,374
		1,066,950
	Insurance — 7.2%
23,076	ACE, Ltd.	1,007,498
10,517	Aflac, Inc.	244,100
50,355	American Financial Group, Inc.	855,028
18,883	AON Corp.	699,615
12,050	PartnerRe, Ltd.	789,636
42,877	Progressive Corp. (The)(1)	520,956
13,726	Torchmark Corp.	411,780
55,825	Unum Group	790,482
		5,319,095
	Internet Software & Services — 1.0%
61,208	eBay, Inc.(1)	735,720

	IT Services — 1.3%
31,549	Accenture, Ltd. - Class A	995,686

	Leisure Equipment & Products — 0.9%
28,277	Hasbro, Inc.	682,324

	Life Sciences Tools & Services — 1.1%
22,103	Waters Corp.(1)	799,466

	Machinery — 2.2%
25,165	Cummins, Inc.	603,456
53,236	Manitowoc Co. (The), Inc.	292,798
18,718	Parker Hannifin Corp.	715,215
		1,611,469
	Media — 2.5%
34,187	Disney (Walt) Co.	706,987
16,820	McGraw-Hill Cos. (The), Inc.	369,872
86,609	Time Warner, Inc.	808,062
		1,884,921
	Metals & Mining — 2.4%
21,595	Nucor Corp.	880,860
40,739	Reliance Steel & Aluminum Co.	901,554
		1,782,414

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-Utilities — 1.3%
22,706	Sempra Energy	$995,431

	Oil, Gas & Consumable Fuels — 8.2%
15,525	Chevron Corp.	1,094,823
18,690	Consol Energy, Inc.	509,489
15,047	Exxon Mobil Corp.	1,150,795
14,849	Hess Corp.	825,753
15,030	Occidental Petroleum Corp.	819,886
14,337	Sunoco, Inc.	664,090
41,318	Valero Energy Corp.	996,590
		6,061,426
	Personal Products — 1.2%
43,194	Herbalife, Ltd.	885,909

	Pharmaceuticals — 9.0%
28,060	Eli Lilly & Co.	1,033,169
32,982	Endo Pharmaceuticals Holdings, Inc.(1)	741,105
34,389	Forest Laboratories, Inc.(1)	861,101
8,719	Johnson & Johnson	502,999
25,167	Merck & Co., Inc.	718,518
48,784	Pfizer, Inc.	711,271
43,143	Schering-Plough Corp.	757,591
32,044	Wyeth	1,376,931
		6,702,685
	Real Estate Investment Trusts — 1.7%
33,568	Liberty Property Trust	671,360
13,712	Simon Property Group, Inc.	589,342
		1,260,702
	Road & Rail — 1.7%
22,599	CSX Corp.	654,467
16,351	Norfolk Southern Corp.	627,224
		1,281,691
	Semiconductors & Semiconductor Equipment — 2.7%
34,347	Altera Corp.	528,257
46,908	Analog Devices, Inc.	937,222
43,048	Intel Corp.	555,319
		2,020,798

See Notes to Schedule of Portfolio Investments.

Shares/ Face Amount		Value

COMMON STOCKS* — (Continued)

	Software — 2.5%
33,956	Autodesk, Inc.(1),(2)	$562,311
115,462	Compuware Corp.(1)	750,503
32,245	Microsoft Corp.	551,390
		1,864,204
	Specialty Retail — 4.4%
9,090	Autozone, Inc.(1),(2)	1,207,970
40,001	Gap, Inc. (The)	451,211
13,187	Ross Stores, Inc.	387,962
38,084	TJX Cos., Inc. (The)	739,591
29,303	Urban Outfitters, Inc.(1),(2)	456,541
		3,243,275
	Thrifts & Mortgage Finance — 0.4%
27,839	Hudson City Bancorp, Inc.	322,932

	TOTAL COMMON STOCKS (Cost $95,858,429)	73,619,005

REPURCHASE AGREEMENT* — 0.9%

$658,973	With State Street Bank & Trust Co., dated 1/30/09, 0.01% principal and interest in the amount of $658,974, due 2/2/09 (collateralized by a FH security with a par value of $687,357, coupon rate of 5.888%, due 1/1/37, market value of $673,610)	658,973

	TOTAL REPURCHASE AGREEMENT (Cost $658,973)	658,973

INVESTMENT OF SECURITY LENDING COLLATERAL* — 6.7%

4,950,885	State Street Navigator Securities Lending Prime Portfolio	4,950,885

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $4,950,885)	4,950,885

TOTAL INVESTMENTS (Cost $101,468,287)(3)	106.7%	$79,228,863

LIABILITIES IN EXCESS OF OTHER ASSETS	(6.7)	(4,974,609)

NET ASSETS	100.0%	$74,254,254

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $101,468,287.

Abbreviations:
FH	—	Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.9%

	Aerospace & Defense — 6.5%
16,022	Boeing Co.	$677,891
6,473	Goodrich Corp.	250,246
11,248	Lockheed Martin Corp.	922,786
6,939	United Technologies Corp.	333,003
		2,183,926
	Biotechnology — 6.2%
10,364	Amgen, Inc.(1)	568,466
15,751	Biogen Idec, Inc.(1)	766,286
14,707	Gilead Sciences, Inc.(1)	746,674
		2,081,426
	Chemicals — 4.1%
16,183	CF Industries Holdings, Inc.	760,601
30,280	Terra Industries, Inc.	620,134
		1,380,735
	Communications Equipment — 2.7%
21,199	Harris Corp.	917,705

	Computers & Peripherals — 6.3%
26,472	Hewlett-Packard Co.	919,902
6,514	International Business Machines Corp.	597,008
41,339	Western Digital Corp.(1)	606,857
		2,123,767
	Construction & Engineering — 3.1%
15,826	Fluor Corp.	615,631
21,319	Foster Wheeler, Ltd.(1)	425,741
		1,041,372
	Diversified Consumer Services — 3.3%
13,780	Apollo Group, Inc. - Class A(1)	1,122,519

	Diversified Telecommunication Services — 1.3%
50,986	Windstream Corp.	442,558

	Electric Utilities — 2.3%
10,368	Entergy Corp.	791,700

	Electronic Equipment, Instruments & Components — 2.5%
42,167	Avnet, Inc.(1)	835,750

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 6.7%
20,560	Baker Hughes, Inc.	$685,059
13,326	Cameron International Corp.(1)	308,630
21,602	ENSCO International, Inc.	591,031
24,798	Noble Corp.	673,266
		2,257,986
	Food & Staples Retailing — 4.4%
27,245	Kroger Co. (The)	613,013
39,266	SYSCO Corp.	875,239
		1,488,252
	Food Products — 2.1%
19,101	HJ Heinz Co.	697,186

	Health Care Equipment & Supplies — 1.9%
16,920	Varian Medical Systems, Inc.(1)	628,240

	Health Care Providers & Services — 4.3%
12,216	Express Scripts, Inc.(1)	656,732
5,595	Laboratory Corp. of America Holdings(1)	331,224
9,048	Quest Diagnostics, Inc.	446,519
		1,434,475
	Household Products — 1.9%
11,642	Procter & Gamble Co. (The)	634,489

	Insurance — 0.9%
12,785	Aflac, Inc.	296,740

	Internet Software & Services — 2.1%
57,775	eBay, Inc.(1)	694,456

	IT Services — 2.1%
22,430	Accenture, Ltd. - Class A	707,891

	Leisure Equipment & Products — 1.2%
16,344	Hasbro, Inc.	394,381

	Life Sciences Tools & Services — 2.3%
30,052	Life Technologies Corp.(1)	765,124

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 1.9%
18,753	Cummins, Inc.	$449,697
35,765	Manitowoc Co. (The), Inc.	196,707
		646,404
	Media — 2.2%
33,435	DIRECTV Group (The), Inc.(1)	732,226

	Metals & Mining — 1.2%
16,932	Cliffs Natural Resources, Inc.	392,314

	Oil, Gas & Consumable Fuels — 1.6%
9,045	Consol Energy, Inc.	246,567
6,567	Murphy Oil Corp.	290,130
		536,697
	Personal Products — 4.0%
13,028	Estee Lauder Companies - Class A	341,985
48,716	Herbalife, Ltd.	999,165
		1,341,150
	Pharmaceuticals — 2.4%
29,533	Watson Pharmaceuticals, Inc.(1)	805,660

	Road & Rail — 1.7%
20,409	CSX Corp.	591,045

	Semiconductors & Semiconductor Equipment — 4.6%
21,167	Altera Corp.	325,548
30,094	Analog Devices, Inc.	601,278
39,715	Broadcom Corp. - Class A(1)	629,483
		1,556,309
	Software — 6.6%
18,050	Adobe Systems, Inc.(1)	348,545
36,077	Autodesk, Inc.(1)	597,435
53,123	CA, Inc.	955,683
17,845	Microsoft Corp.	305,150
		2,206,813
	Specialty Retail — 4.9%
4,213	Autozone, Inc.(1)	559,866
40,933	Gap, Inc. (The)	461,724
32,156	TJX Cos., Inc. (The)	624,469
		1,646,059

See Notes to Schedule of Portfolio Investments.

Shares/ Face Amount		Value

COMMON STOCKS* — (Continued)

	Thrifts & Mortgage Finance — 0.6%
18,995	Hudson City Bancorp, Inc.	$220,342

	TOTAL COMMON STOCKS (Cost $44,263,560)	33,595,697

REPURCHASE AGREEMENT* — 0.3%

$86,717	With State Street Bank and Trust Co., dated 1/30/09, 0.01%, principal and interest in the amount of $86,717, due 2/2/09 (collateralized by a FH security with a par value of $93,901, coupon rate of 5.888%, due 1/1/37, market value of $92,023)	86,717

	TOTAL REPURCHASE AGREEMENT (Cost $86,717)	86,717

TOTAL INVESTMENTS (Cost $44,350,277)(2)	100.2%	$33,682,414

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(70,720)

NET ASSETS	100.0%	$33,611,694

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Aggregate cost for federal tax purposes was $44,603,136.

Abbreviations:
FH	—	Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 92.6%

	Aerospace & Defense — 5.1%
10,640	Honeywell International, Inc.(1)	$349,098
4,040	Lockheed Martin Corp.(1)	331,441
7,300	Northrop Grumman Corp.(1)	351,276
3,080	Raytheon Co.	155,910
6,840	United Technologies Corp.(1)	328,252
		1,515,977
	Air Freight & Logistics — 1.4%
6,105	HUB Group, Inc. - Class A(2)	138,583
33,966	Pacer International, Inc.(1)	292,108
		430,691
	Beverages — 0.7%
9,660	Coca-Cola Enterprises, Inc.(1)	108,482
3,240	Hansen Natural Corp.(1),(2)	108,540
		217,022
	Biotechnology — 1.4%
2,922	Genzyme Corp.(1),(2)	201,384
8,720	Martek Biosciences Corp.(1)	230,644
		432,028
	Capital Markets — 1.3%
20,960	Knight Capital Group, Inc. - Class A(1),(2)	377,909

	Chemicals — 2.4%
7,239	CF Industries Holdings, Inc.(1)	340,233
8,520	FMC Corp.(1)	380,162
		720,395
	Commercial Banks — 1.1%
19,280	First Bancorp Puerto Rico(1)	137,081
15,360	Huntington Bancshares, Inc.(1)	44,237
7,180	SVB Financial Group(1),(2)	149,128
		330,446
	Commercial Services & Supplies — 2.1%
16,778	Brink’s Co. (The)(1)	443,443
17,820	RR Donnelley & Sons Co.(1)	173,923
		617,366

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Communications Equipment — 1.0%
28,531	Plantronics, Inc.(1)	$289,590

	Computers & Peripherals — 1.3%
6,620	Hewlett-Packard Co.(1)	230,045
1,751	International Business Machines Corp.(1)	160,479
		390,524
	Construction & Engineering — 1.4%
6,480	Fluor Corp.(1)	252,072
7,825	Foster Wheeler, Ltd.(1),(2)	156,265
		408,337
	Consumer Finance — 2.1%
15,940	American Express Co.(1)	266,676
3,000	Cash America International, Inc.(1)	54,840
21,840	Ezcorp, Inc. - Class A(1),(2)	296,369
		617,885
	Diversified Consumer Services — 0.5%
1,280	ITT Educational Services, Inc.(1),(2)	156,813

	Diversified Telecommunication Services — 1.6%
11,661	CenturyTel, Inc.(1)	316,480
5,919	Verizon Communications, Inc.(1)	176,800
		493,280
	Electric Utilities — 2.2%
10,800	Edison International(1)	351,756
1,889	Entergy Corp.	144,244
3,540	FirstEnergy Corp.(1)	176,965
		672,965
	Electronic Equipment, Instruments & Components — 1.4%
5,124	Arrow Electronics, Inc.(1),(2)	97,715
23,160	Plexus Corp.(1),(2)	334,893
		432,608

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 2.3%
1,520	Diamond Offshore Drilling, Inc.(1)	$95,395
13,687	Halliburton Co.(1)	236,101
2,340	Schlumberger, Ltd.(1)	95,495
12,200	Smith International, Inc.(1)	276,940
		703,931
	Food & Staples Retailing — 3.8%
8,640	BJ’s Wholesale Club, Inc.(1),(2)	247,795
3,135	Casey’s General Stores, Inc.(1)	66,619
12,560	Kroger Co. (The)(1)	282,600
14,940	Safeway, Inc.(1)	320,164
4,525	Spartan Stores, Inc.(1)	84,074
3,038	Wal-Mart Stores, Inc.	143,151
		1,144,403
	Food Products — 2.7%
4,333	Archer-Daniels-Midland Co.(1)	118,637
8,795	Bunge, Ltd.(1)	377,657
11,570	Cal-Maine Foods, Inc.(1)	313,316
		809,610
	Health Care Providers & Services — 2.5%
11,608	Aetna, Inc.(1)	359,848
9,054	McKesson Corp.(1)	400,187
		760,035
	Hotels, Restaurants & Leisure — 2.0%
5,420	McDonald’s Corp.(1)	314,468
12,240	WMS Industries, Inc.(1),(2)	271,973
		586,441
	Household Products — 0.9%
4,740	Procter & Gamble Co. (The)(1)	258,330

	Insurance — 3.9%
5,423	ACE, Ltd.(1)	236,768
12,915	Allstate Corp.(1)	279,868
15,261	American Financial Group, Inc.(1)	259,132
2,800	Arch Capital Group, Ltd.(1),(2)	168,420
14,907	Unum Group(1)	211,083
		1,155,271

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Internet Software & Services — 1.9%
28,797	eBay, Inc.(1),(2)	$346,140
35,321	United Online, Inc.(1)	216,165
		562,305
	IT Services — 3.1%
10,900	Computer Sciences Corp.(1),(2)	401,556
19,280	Heartland Payment Systems, Inc.(1)	174,870
9,660	MAXIMUS, Inc.	358,965
		935,391
	Leisure Equipment & Products — 0.9%
11,520	Hasbro, Inc.(1)	277,978

	Life Sciences Tools & Services — 0.8%
9,720	Life Technologies Corp.(1),(2)	247,471

	Machinery — 4.8%
11,280	AGCO Corp.(1),(2)	240,038
12,792	Cummins, Inc.(1)	306,752
4,940	Flowserve Corp.	263,352
7,600	Joy Global, Inc.	158,308
17,171	Manitowoc Co. (The), Inc.(1)	94,441
9,629	Parker Hannifin Corp.(1)	367,924
		1,430,815
	Media — 4.9%
31,740	CBS Corp. - Class B(1)	181,553
22,180	Comcast Corp. - Class A(1)	324,937
14,420	DIRECTV Group (The), Inc.(1),(2)	315,798
12,625	Disney (Walt) Co.(1)	261,085
14,720	Liberty Media Corp. - Capital Series A(1),(2)	80,813
33,960	Time Warner, Inc.(1)	316,846
		1,481,032

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 1.6%
8,660	Nucor Corp.(1)	$353,241
3,755	United States Steel Corp.(1)	112,763
		466,004
	Multi-line Retail — 1.5%
6,840	Big Lots, Inc.(1),(2)	91,998
8,260	Dollar Tree, Inc.(1),(2)	352,785
		444,783
	Multi-Utilities — 0.6%
4,160	Sempra Energy(1)	182,374

	Oil, Gas & Consumable Fuels — 3.6%
2,100	Chevron Corp.	148,092
6,197	Exxon Mobil Corp.(1)	473,946
5,431	Hess Corp.(1)	302,018
3,580	Sunoco, Inc.(1)	165,826
		1,089,882
	Personal Products — 1.3%
20,840	NBTY, Inc.(1),(2)	393,251

	Pharmaceuticals — 2.2%
9,840	Eli Lilly & Co.(1)	362,309
4,184	Endo Pharmaceuticals Holdings, Inc.(1),(2)	94,015
7,580	Watson Pharmaceuticals, Inc.(1),(2)	206,782
		663,106
	Professional Services — 1.7%
18,100	Administaff, Inc.(1)	381,729
8,440	Robert Half International, Inc.(1)	143,058
		524,787
	Real Estate Investment Trusts — 4.2%
13,760	Apartment Investment & Management Co. - Class A(1)	122,326
4,880	AvalonBay Communities, Inc.(1)	252,833
5,120	Camden Property Trust(1)	134,963
44,660	CBL & Associates Properties, Inc.(1)	181,766
5,050	Liberty Property Trust(1)	101,000
14,940	Mack-Cali Realty Corp.(1)	303,581
9,380	SL Green Realty Corp.(1)	147,360
		1,243,829

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 0.4%
4,935	Arkansas Best Corp.(1)	$115,430

	Semiconductors & Semiconductor Equipment — 3.1%
19,740	Analog Devices, Inc.(1)	394,405
21,340	Broadcom Corp. - Class A(2)	338,239
19,940	Intersil Corp. - Class A	185,642
		918,286
	Software — 3.9%
17,980	Autodesk, Inc.(1),(2)	297,749
10,784	CA, Inc.(1)	194,004
60,966	Compuware Corp.(1),(2)	396,279
36,640	Wind River Systems, Inc.(1),(2)	292,021
		1,180,053
	Specialty Retail — 2.9%
13,320	Best Buy Co., Inc.(1)	373,226
22,758	Gap, Inc. (The)(1)	256,710
19,884	RadioShack Corp.(1)	227,871
		857,807
	Textiles, Apparel & Luxury Goods — 2.4%
1,580	Deckers Outdoor Corp.(1),(2)	82,539
10,660	Fossil, Inc.(1),(2)	123,017
15,840	Phillips-Van Heusen Corp.(1)	301,277
8,880	Warnaco Group (The), Inc.(1),(2)	201,043
		707,876
	Thrifts & Mortgage Finance — 0.5%
16,300	Astoria Financial Corp.(1)	148,004

	Trading Companies & Distributors — 1.2%
4,798	WW Grainger, Inc.(1)	350,014

	TOTAL COMMON STOCKS (Cost $34,661,049)	27,742,335

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount			Value

REPURCHASE AGREEMENT* — 6.0%

$1,811,974	With State Bank and Trust Co., dated 1/30/09, 0.01%, principal and interest in the amount of $1,811,975 due 2/2/09, (collateralized by a FH security with a par value of $1,889,293, coupon rate of 5.888%, due 1/1/37, market value of $1,851,507)		$1,811,974

	TOTAL REPURCHASE AGREEMENTS (Cost $1,811,974)		1,811,974

TOTAL LONG INVESTMENTS (Cost $36,473,023)		98.6%	$29,554,309

COMMON STOCKS SOLD SHORT* — (60.2)%

	Aerospace & Defense — (2.0)%
(9,700)	Curtiss-Wright Corp.	(313,310)
(9,260)	Moog, Inc. - Class A(2)	(277,430)
		(590,740)
	Auto Components — (1.3)%
(32,920)	LKQ Corp.(2)	(380,226)

	Biotechnology — (1.8)%
(1,440)	United Therapeutics Corp.(2)	(97,848)
(13,814)	Vertex Pharmaceuticals, Inc.(2)	(456,553)
		(554,401)
	Building Products — (0.9)%
(5,340)	Ameron International Corp.	(266,199)

	Capital Markets — (1.3)%
(21,060)	Jefferies Group, Inc.	(243,033)
(8,955)	Legg Mason, Inc.	(143,817)
		(386,850)
	Commercial Banks — (1.2)%
(14,404)	Signature Bank(2)	(370,039)

	Commercial Services & Supplies — (3.0)%
(18,620)	Geo Group, Inc. (The)(2)	(275,576)
(13,184)	Mine Safety Appliances Co.	(258,670)
(9,340)	PHH Corp.(2)	(103,207)
(12,720)	Team, Inc.(2)	(251,220)
		(888,673)
	Construction Materials — (0.3)%
(5,340)	Eagle Materials, Inc.	(96,547)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Containers & Packaging — (0.3)%
(2,840)	Greif, Inc. - Class A	$(85,938)

	Diversified Consumer Services — (0.3)%
(4,082)	Weight Watchers International, Inc.	(93,110)

	Diversified Financial Services — (1.3)%
(9,908)	Leucadia National Corp.(2)	(157,735)
(8,640)	Pico Holdings, Inc.(2)	(219,629)
		(377,364)
	Diversified Telecommunication Services — (0.3)%
(5,600)	Cbeyond, Inc.(2)	(88,144)

	Electric Utilities — (1.0)%
(19,705)	Duke Energy Corp.	(298,531)

	Electrical Equipment — (0.6)%
(12,360)	Baldor Electric Co.	(173,164)

	Electronic Equipment, Instruments & Components — (2.6)%
(11,640)	Dolby Laboratories, Inc. - Class A(2)	(297,518)
(5,760)	Itron, Inc.(2)	(376,128)
(13,440)	L-1 Identity Solutions, Inc.(2)	(97,440)
		(771,086)
	Energy Equipment & Services — (2.2)%
(65,040)	Allis-Chalmers Energy, Inc.(2)	(234,144)
(17,340)	Bristow Group, Inc.(2)	(419,455)
		(653,599)
	Food & Staples Retailing — (2.0)%
(13,379)	Ruddick Corp.	(321,765)
(18,960)	United Natural Foods, Inc.(2)	(294,638)
		(616,403)
	Food Products — (2.8)%
(6,980)	Hormel Foods Corp.	(208,214)
(11,401)	Sanderson Farms, Inc.	(412,488)
(18,760)	Smithfield Foods, Inc.(2)	(222,681)
		(843,383)
	Forest Products & Paper — (0.9)%
(10,420)	Weyerhaeuser Co.	(284,883)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Health Care Equipment & Supplies — (0.3)%
(2,405)	NuVasive, Inc.(2)	$(89,803)

	Hotels, Restaurants & Leisure — (1.1)%
(12,620)	Choice Hotels International, Inc.	(332,158)

	Household Durables — (2.0)%
(12,426)	MDC Holdings, Inc.	(380,733)
(10,491)	Tupperware Brands Corp.	(215,695)
		(596,428)
	Industrial Conglomerates — (1.9)%
(20,260)	General Electric Co.	(245,754)
(16,080)	Otter Tail Corp.	(325,941)
		(571,695)
	Insurance — (1.2)%
(24,635)	Stewart Information Services Corp.	(365,583)

	Internet Software & Services — (3.6)%
(29,679)	Akamai Technologies, Inc.(2)	(400,073)
(34,000)	DealerTrack Holdings, Inc.(2)	(387,260)
(32,700)	GSI Commerce, Inc.(2)	(280,239)
		(1,067,572)
	IT Services — (0.3)%
(8,660)	Cybersource Corp.(2)	(103,314)

	Life Sciences Tools & Services — (0.8)%
(7,242)	AMAG Pharmaceuticals, Inc.(2)	(255,281)

	Machinery — (3.6)%
(12,480)	Albany International Corp. - Class A	(124,925)
(3,260)	CLARCOR, Inc.	(98,908)
(10,040)	Kaydon Corp.	(273,088)
(11,760)	Pall Corp.	(306,583)
(14,420)	RBC Bearings, Inc.(2)	(263,598)
		(1,067,102)
	Media — (3.3)%
(9,664)	Arbitron, Inc.	(145,153)
(9,200)	John Wiley & Sons, Inc. - Class A	(325,956)
(23,119)	Regal Entertainment Group - Class A	(232,115)
(740)	Washington Post Co. (The)	(289,014)
		(992,238)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Multi-Utilities — (0.4)%
(4,100)	Puget Energy, Inc.	$(120,540)

	Oil, Gas & Consumable Fuels — (1.5)%
(9,780)	Atlas America, Inc.	(124,206)
(17,300)	Newfield Exploration Co.(2)	(331,987)
		(456,193)
	Pharmaceuticals — (0.3)%
(3,240)	XenoPort, Inc.(2)	(84,629)

	Real Estate Investment Trusts — (4.0)%
(13,657)	Annaly Capital Management, Inc.	(206,767)
(3,400)	Digital Realty Trust, Inc.	(108,460)
(2,872)	Federal Realty Investment Trust	(145,409)
(10,344)	Plum Creek Timber Co., Inc.	(318,285)
(4,720)	Taubman Centers, Inc.	(93,692)
(28,240)	UDR, Inc.	(331,255)
		(1,203,868)
	Road & Rail — (0.5)%
(5,519)	Genesee & Wyoming, Inc. - Class A(2)	(149,951)

	Semiconductors & Semiconductor Equipment — (1.4)%
(6,720)	Atheros Communications, Inc.(2)	(80,707)
(10,880)	Hittite Microwave Corp.(2)	(278,746)
(4,980)	Monolithic Power Systems, Inc.(2)	(60,507)
		(419,960)
	Software — (4.5)%
(3,780)	Blackboard, Inc.(2)	(96,050)
(12,340)	EPIQ Systems, Inc.(2)	(218,665)
(31,036)	Macrovision Solutions Corp.(2)	(406,882)
(11,243)	Salesforce.com, Inc.(2)	(299,176)
(37,600)	Taleo Corp. - Class A(2)	(316,968)
		(1,337,741)
	Specialty Retail — (1.4)%
(12,560)	Dick’s Sporting Goods, Inc.(2)	(138,286)
(37,620)	Penske Auto Group, Inc.	(279,140)
		(417,426)
	Thrifts & Mortgage Finance — (1.0)%
(26,951)	NewAlliance Bancshares, Inc.	(296,191)

	Trading Companies & Distributors — (1.0)%
(12,240)	GATX Corp.	(294,984)

See Notes to Schedule of Portfolio Investments.

COMMON STOCKS SOLD SHORT* — (Continued)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(25,854,667))	(18,041,937)

TOTAL SHORT INVESTMENTS (Proceeds $(25,854,667))	(60.2)%	$(18,041,937)

TOTAL INVESTMENTS (Cost $10,618,356)(3)	38.4%	$11,512,372

OTHER ASSETS IN EXCESS OF LIABILITIES	61.6	18,446,636

NET ASSETS	100.0%	$29,959,008

*	Percentages indicated are based on net assets.
(1)	All or a portion of security pledged as collateral for securities sold short.
(2)	Non income-producing security.
(3)	Aggregate cost for federal tax purposes was $11,187,482.

Abbreviations:
FH	—	Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 127.0%

	Aerospace & Defense — 6.4%
5,600	General Dynamics Corp.	$317,688
2,265	Honeywell International, Inc.(1)	74,315
4,120	Lockheed Martin Corp.(1)	338,005
2,700	Northrop Grumman Corp.(1)	129,924
6,475	Raytheon Co.(1)	327,764
5,260	United Technologies Corp.(1)	252,427
		1,440,123
	Air Freight & Logistics — 2.2%
9,800	HUB Group, Inc. - Class A(1),(2)	222,460
30,640	Pacer International, Inc.(1)	263,504
		485,964
	Beverages — 2.7%
25,580	Coca-Cola Enterprises, Inc.(1)	287,263
9,560	Hansen Natural Corp.(1),(2)	320,260
		607,523
	Biotechnology — 2.4%
5,220	Amgen, Inc.(1),(2)	286,317
9,325	Martek Biosciences Corp.(1)	246,646
		532,963
	Building Products — 0.2%
6,020	Insteel Industries, Inc.(1)	46,354

	Capital Markets — 2.1%
26,065	Knight Capital Group, Inc. - Class A(1),(2)	469,952

	Chemicals — 3.6%
9,713	Celanese Corp. - Class A(1)	103,443
4,410	CF Industries Holdings, Inc.(1)	207,270
7,880	FMC Corp.(1)	351,606
1,850	Minerals Technologies, Inc.(1)	69,948
3,860	Terra Industries, Inc.(1)	79,053
		811,320

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Banks — 0.6%
4,760	BB&T Corp.	$94,200
1,740	SVB Financial Group(1),(2)	36,140
		130,340
	Commercial Services & Supplies — 1.5%
12,920	Brink’s Co. (The)(1)	341,476

	Computers & Peripherals — 3.5%
15,140	Imation Corp.(1)	147,464
2,680	International Business Machines Corp.(1)	245,622
15,286	NCR Corp.(1),(2)	191,839
13,700	Western Digital Corp.(1),(2)	201,116
		786,041
	Construction & Engineering — 2.9%
7,740	EMCOR Group, Inc.(2)	159,367
7,520	Fluor Corp.(1)	292,528
10,264	Foster Wheeler, Ltd.(1),(2)	204,972
		656,867
	Consumer Finance — 0.4%
5,720	American Express Co.(1)	95,696

	Diversified Consumer Services — 1.3%
13,495	Career Education Corp.(1),(2)	294,191

	Diversified Telecommunication Services — 2.7%
10,940	CenturyTel, Inc.(1)	296,912
10,542	Verizon Communications, Inc.(1)	314,889
		611,801
	Electric Utilities — 3.0%
10,837	Edison International(1)	352,961
900	Entergy Corp.(1)	68,724
4,900	FirstEnergy Corp.(1)	244,951
		666,636
	Electronic Equipment, Instruments & Components — 0.9%
13,540	Plexus Corp.(1),(2)	195,788

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 6.2%
8,960	Baker Hughes, Inc.(1)	$298,547
4,586	ENSCO International, Inc.(1)	125,473
4,229	Halliburton Co.(1)	72,950
10,240	Noble Corp.(1)	278,016
12,361	Oil States International, Inc.(1),(2)	226,330
1,737	Schlumberger, Ltd.(1)	70,887
2,658	Smith International, Inc.(1)	60,337
5,900	Tidewater, Inc.(1)	245,499
		1,378,039
	Food & Staples Retailing — 3.5%
8,000	BJ’s Wholesale Club, Inc.(1),(2)	229,440
9,140	Casey’s General Stores, Inc.(1)	194,225
12,900	Kroger Co. (The)(1)	290,250
2,760	Safeway, Inc.	59,147
		773,062
	Food Products — 1.6%
4,200	Archer-Daniels-Midland Co.(1)	114,996
3,825	Cal-Maine Foods, Inc.(1)	103,581
27,885	Darling International, Inc.(1),(2)	127,992
		346,569
	Health Care Equipment & Supplies — 0.9%
5,360	Varian Medical Systems, Inc.(2)	199,017

	Health Care Providers & Services — 3.7%
3,184	McKesson Corp.(1)	140,733
14,803	Omnicare, Inc.(1)	413,892
5,340	Quest Diagnostics, Inc.(1)	263,529
		818,154
	Hotels, Restaurants & Leisure — 2.2%
6,585	McDonald’s Corp.(1)	382,061
4,935	WMS Industries, Inc.(1),(2)	109,656
		491,717
	Household Products — 1.2%
5,120	Procter & Gamble Co. (The)(1)	279,040

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 9.2%
7,580	Aflac, Inc.(1)	$175,932
9,820	American Financial Group, Inc.(1)	166,743
7,800	AON Corp.(1)	288,990
2,220	Arch Capital Group, Ltd.(1),(2)	133,533
12,283	IPC Holdings, Ltd.(1)	315,182
3,560	PartnerRe, Ltd.(1)	233,287
25,500	Progressive Corp. (The)(1),(2)	309,825
2,220	StanCorp Financial Group, Inc.(1)	57,320
4,000	Torchmark Corp.(1)	120,000
18,180	Unum Group(1)	257,429
		2,058,241
	Internet Software & Services — 2.0%
25,260	eBay, Inc.(1),(2)	303,625
22,407	United Online, Inc.(1)	137,131
		440,756
	IT Services — 3.6%
13,520	Heartland Payment Systems, Inc.(1)	122,626
8,340	MAXIMUS, Inc.(1)	309,915
18,534	SAIC, Inc.(1),(2)	365,861
		798,402
	Leisure Equipment & Products — 0.9%
8,020	Hasbro, Inc.(1)	193,523

	Life Sciences Tools & Services — 1.2%
10,615	Life Technologies Corp.(1),(2)	270,258

	Machinery — 4.9%
10,940	AGCO Corp.(1),(2)	232,803
8,728	Cummins, Inc.(1)	209,298
6,400	Flowserve Corp.	341,184
5,667	Parker Hannifin Corp.(1)	216,536
3,440	Wabtec Corp.(1)	102,959
		1,102,780
	Marine — 0.7%
6,480	Kirby Corp.(1),(2)	155,390

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 6.7%
20,670	CBS Corp. - Class B(1)	$118,232
18,340	Comcast Corp. - Class A(1)	268,681
14,724	DIRECTV Group (The), Inc.(1),(2)	322,456
14,969	Disney (Walt) Co.(1)	309,559
7,381	Omnicom Group, Inc.(1)	191,094
31,260	Time Warner, Inc.(1)	291,656
		1,501,678
	Metals & Mining — 2.6%
4,300	Freeport-McMoran Copper & Gold Inc.(1)	108,102
7,090	Nucor Corp.(1)	289,201
5,980	United States Steel Corp.(1)	179,580
		576,883
	Multi-line Retail — 2.3%
9,930	Big Lots, Inc.(1),(2)	133,558
9,060	Dollar Tree, Inc.(1),(2)	386,953
		520,511
	Multi-Utilities — 1.6%
7,932	Sempra Energy(1)	347,739

	Office Electronics — 0.6%
21,720	Xerox Corp.(1)	144,221

	Oil, Gas & Consumable Fuels — 7.6%
6,463	Chevron Corp.(1)	455,771
6,020	Exxon Mobil Corp.(1)	460,410
1,417	Foundation Coal Holdings, Inc.(1)	22,984
6,040	Hess Corp.(1)	335,884
2,510	Occidental Petroleum Corp.(1)	136,921
4,100	Sunoco, Inc.(1)	189,912
2,720	World Fuel Services Corp.(1)	91,854
		1,693,736
	Pharmaceuticals — 10.4%
7,560	Bristol-Myers Squibb Co.(1)	161,860
9,842	Eli Lilly & Co.(1)	362,383
12,760	Forest Laboratories, Inc.(1),(2)	319,510
6,599	Johnson & Johnson(1)	380,696
6,755	Perrigo Co.(1)	198,259

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — (Continued)
13,320	Pfizer, Inc.(1)	$194,206
11,680	Watson Pharmaceuticals, Inc.(1),(2)	318,630
8,994	Wyeth(1)	386,472
		2,322,016
	Professional Services — 2.2%
4,460	CoStar Group, Inc.(2)	132,105
5,967	Manpower, Inc.(1)	169,821
9,320	Monster Worldwide, Inc.(2)	85,837
6,160	Robert Half International, Inc.(1)	104,412
		492,175
	Real Estate Investment Trusts — 2.8%
3,020	Camden Property Trust(1)	79,607
13,827	Mack-Cali Realty Corp.(1)	280,965
16,540	SL Green Realty Corp.(1)	259,843
		620,415
	Semiconductors & Semiconductor Equipment — 2.0%
20,180	Broadcom Corp. - Class A(1),(2)	319,853
16,500	Micrel, Inc.(1)	125,400
		445,253
	Software — 3.6%
16,500	Autodesk, Inc.(1),(2)	273,240
9,800	CA, Inc.(1)	176,302
12,281	Microsoft Corp.(1)	210,005
24,931	TIBCO Software, Inc.(1),(2)	133,381
		792,928
	Specialty Retail — 3.6%
6,500	Best Buy Co., Inc.(1)	182,130
21,226	Gap, Inc. (The)(1)	239,430
13,581	RadioShack Corp.(1)	155,638
11,529	TJX Cos., Inc. (The)(1)	223,893
		801,091

See Notes to Schedule of Portfolio Investments.

Shares/ Face Amount		Value

COMMON STOCKS* — (Continued)

	Thrifts & Mortgage Finance — 0.3%
7,980	Astoria Financial Corp.(1)	$72,458

	Trading Companies & Distributors — 2.1%
15,376	Applied Industrial Techologies, Inc.(1)	242,787
3,140	WW Grainger, Inc.(1)	229,063
		471,850
	Wireless Telecommunication Services — 0.4%
6,640	Syniverse Holdings, Inc.(2)	90,038

	TOTAL COMMON STOCKS (Cost $37,604,303)	28,370,975

REPURCHASE AGREEMENT* — 1.3%

$288,575	With State Street Bank and Trust Co., dated 1/30/09, 0.01%, principal and interest in the amount of $288,575, due 2/2/09 (collateralized by a FH security with a par value of $300,484, coupon rate of 5.888%, due 1/1/37, market value of $294,474)	288,575

	TOTAL REPURCHASE AGREEMENT (Cost $288,575)	288,575

TOTAL LONG INVESTMENTS (Cost $37,892,878)	128.3%	$28,659,550

COMMON STOCKS SOLD SHORT* — (28.2)%

	Aerospace & Defense — (0.8)%
(3,063)	Curtiss-Wright Corp.	(98,935)
(2,686)	Moog, Inc. - Class A(2)	(80,473)
		(179,408)
	Air Freight & Logistics — (0.2)%
(2,565)	Atlas Air Worldwide Holdings, Inc.(2)	(37,218)

	Auto Components — (0.5)%
(9,900)	LKQ Corp.(2)	(114,345)

	Beverages — 0.0%
(2)	Brown-Forman Corp. - Class B	(91)

	Building Products — (0.3)%
(1,340)	Ameron International Corp.	(66,799)

	Capital Markets — (0.5)%
(3,586)	Piper Jaffray Cos.(2)	(102,954)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Commercial Banks — (0.4)%
(3,922)	Signature Bank(2)	$(100,756)

	Commercial Services & Supplies — (2.0)%
(5,409)	Corrections Corp. of America(2)	(74,536)
(6,713)	Geo Group, Inc. (The)(2)	(99,352)
(8,160)	PHH Corp.(2)	(90,168)
(5,580)	Rollins, Inc.	(87,048)
(5,298)	Team, Inc.(2)	(104,636)
		(455,740)
	Communications Equipment — (0.4)%
(2,200)	Comtech Telecommunications Corp.(2)	(85,360)

	Construction Materials — (0.4)%
(4,860)	Eagle Materials, Inc.	(87,869)

	Containers & Packaging — (0.4)%
(2,920)	Greif, Inc. - Class A	(88,359)

	Diversified Consumer Services — (0.8)%
(2,464)	Matthews International Corp. - Class A	(95,948)
(3,340)	Weight Watchers International, Inc.	(76,186)
		(172,134)
	Diversified Financial Services — (0.4)%
(5,200)	Leucadia National Corp.(2)	(82,784)

	Electric Utilities — (0.4)%
(5,620)	Duke Energy Corp.	(85,143)

	Electrical Equipment — (0.3)%
(4,512)	Baldor Electric Co.	(63,213)

	Electronic Equipment, Instruments & Components — (1.5)%
(3,340)	Dolby Laboratories, Inc. - Class A(2)	(85,370)
(2,240)	Itron, Inc.(2)	(146,272)
(14,920)	L-1 Identity Solutions, Inc.(2)	(108,170)
		(339,812)
	Food & Staples Retailing — (1.2)%
(12,540)	Great Atlantic & Pacific Tea Co.(2)	(89,285)
(3,600)	Ruddick Corp.	(86,580)
(5,360)	United Natural Foods, Inc.(2)	(83,294)
		(259,159)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Food Products — (1.2)%
(3,000)	Hormel Foods Corp.	$(89,490)
(3,059)	Sanderson Farms, Inc.	(110,675)
(6,167)	Smithfield Foods, Inc.(2)	(73,202)
		(273,367)
	Forest Products & Paper — (0.3)%
(2,395)	Weyerhaeuser Co.	(65,479)

	Health Care Equipment & Supplies — (0.4)%
(2,580)	NuVasive, Inc.(2)	(96,337)

	Hotels, Restaurants & Leisure — (1.0)%
(5,165)	Choice Hotels International, Inc.	(135,943)
(9,120)	Sonic Corp.(2)	(88,829)
		(224,772)
	Industrial Conglomerates — (0.7)%
(4,923)	General Electric Co.	(59,716)
(4,520)	Otter Tail Corp.	(91,620)
		(151,336)
	Internet Software & Services — (0.9)%
(5,411)	Akamai Technologies, Inc.(2)	(72,940)
(6,006)	DealerTrack Holdings, Inc.(2)	(68,408)
(7,317)	GSI Commerce, Inc.(2)	(62,707)
		(204,055)
	IT Services — (0.4)%
(4,560)	Iron Mountain, Inc.(2)	(93,298)

	Machinery — (2.4)%
(4,323)	Albany International Corp. - Class A	(43,273)
(3,000)	Badger Meter, Inc.	(70,770)
(3,140)	CLARCOR, Inc.	(95,268)
(4,060)	Graco, Inc.	(86,356)
(2,900)	Kaydon Corp.	(78,880)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Machinery — (Continued)
(3,699)	Pall Corp.	$(96,433)
(4,093)	RBC Bearings, Inc.(2)	(74,820)
		(545,800)
	Media — (2.0)%
(3,200)	Arbitron, Inc.	(48,064)
(3,622)	Discovery Communications, Inc. Series A(2)	(52,519)
(3,622)	Discovery Communications, Inc. Series C(2)	(52,084)
(2,748)	John Wiley & Sons, Inc. - Class A	(97,362)
(2,094)	Morningstar, Inc.(2)	(72,599)
(8,266)	Regal Entertainment Group - Class A	(82,990)
(80)	Washington Post Co. (The)	(31,245)
		(436,863)
	Metals & Mining — (0.2)%
(6,815)	Titanium Metals Corp.	(48,046)

	Oil, Gas & Consumable Fuels — (0.4)%
(4,805)	Newfield Exploration Co.(2)	(92,208)

	Pharmaceuticals — (0.4)%
(3,360)	XenoPort, Inc.(2)	(87,763)

	Professional Services — (0.8)%
(1,684)	FTI Consulting, Inc.(2)	(69,061)
(2,087)	Huron Consulting Group, Inc.(2)	(104,308)
		(173,369)
	Real Estate Investment Trusts — (2.0)%
(3,020)	Digital Realty Trust, Inc.	(96,338)
(4,759)	HCP, Inc.	(111,075)
(3,516)	Plum Creek Timber Co., Inc.	(108,187)
(2,412)	Taubman Centers, Inc.	(47,878)
(7,479)	UDR, Inc.	(87,729)
		(451,207)
	Road & Rail — (0.4)%
(3,418)	Genesee & Wyoming, Inc. - Class A(2)	(92,867)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Semiconductors & Semiconductor Equipment — (0.7)%
(3,800)	Cabot Microelectronics Corp.(2)	(86,488)
(3,037)	Hittite Microwave Corp.(2)	$(77,808)
		(164,296)
	Software — (2.1)%
(3,935)	Blackboard, Inc.(2)	(99,988)
(3,529)	Electronic Arts, Inc.(2)	(54,488)
(8,353)	EPIQ Systems, Inc.(2)	(148,015)
(8,106)	Macrovision Solutions Corp.(2)	(106,270)
(2,550)	Salesforce.com, Inc.(2)	(67,856)
		(476,617)
	Specialty Retail — (0.7)%
(7,620)	Dick’s Sporting Goods, Inc.(2)	(83,896)
(8,980)	Penske Auto Group, Inc.	(66,632)
		(150,528)
	Thrifts & Mortgage Finance — (0.4)%
(7,515)	NewAlliance Bancshares, Inc.	(82,590)

	Trading Companies & Distributors — (0.3)%
(3,023)	GATX Corp.	(72,854)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(9,000,437))	(6,304,796)

TOTAL SHORT INVESTMENTS (Proceeds $(9,000,437))	(28.2)%	$(6,304,796)

TOTAL INVESTMENTS (Cost $28,892,441)(3)	100.1%	$22,354,754

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(21,125)

NET ASSETS	100.0%	$22,333,629

*	Percentages indicated are based on net assets.
(1)	All or a portion of security pledged as collateral for securities sold short.
(2)	Non income-producing security.
(3)	Aggregate cost for federal tax purposes was $29,084,475.

Abbreviations:

FH	—	Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of thirteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio and the Total Market Portfolio, (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities:  As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a United States (“US”) securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made.  Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”).  Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.  Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”).  In that regard, at January 31, 2009, substantially all foreign equity securities held by the International Portfolio and Philadelphia International Fund were fair valued using valuations provided by an independent valuation service.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective November 1, 2008.  SFAS 157 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements.  The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolios’s investments. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The following is a summary of the inputs used valuing each Portfolio’s investments as of January 31, 2009:

	Investments In Securities
	Level 1	Level 2		Level 3	Total
Government Cash Portfolio	$—	$851,651,376	*	$—	$851,651,376
Tax Exempt Cash Portfolio	—	1,133,548,785		—	1,133,548,785
Core Fixed Income Portfolio	74,885,196	262,989,508	*	—	337,874,704

Strategic Equity Portfolio	84,916,492	17,315,572	*	—	102,232,064
Small Cap Equity Portfolio	73,462,693	19,375,340	*	—	92,838,033

Large Cap Value Portfolio	27,472,573	1,550,961	*	—	29,023,534

International Portfolio	21,933,962	344,070,575	*	—	366,004,537

Philadelphia International Fund	10,834,606	161,317,310	*	—	172,151,916

U.S. Emerging Growth Portfolio	18,205,953	4,974,802	*	—	23,180,755

Large Cap 100 Portfolio	73,619,005	5,609,858	*	—	79,228,863
Large Cap Growth Portfolio	33,595,697	86,717		—	33,682,414
Long/Short Portfolio	9,700,398	1,811,974		—	11,512,372
Total Market Portfolio	22,066,179	288,575		—	22,354,754

* Includes securities lending collateral.

Treasury Temporary Guarantee Program: The Government Cash Portfolio and the Tax-Exempt Cash Portfolio of the Fund (the “Portfolios, and each, a “Portfolio”) are participants in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program seeks to guarantee the net asset value of shares of participating money market funds, including the Portfolios, as of the close of business on September 19, 2008 at $1.00 per share in the event a fund’s net asset value per share falls below $0.995 (a “Guarantee Event”). If a Guarantee Event occurs, the Portfolio must liquidate its holdings and comply with certain other requirements before it will be eligible for payments under the Program. Payments under the Program are limited to funds available in the Exchange Stabilization Fund as determined by the Treasury Department.

Any increase in the number of shares owned by a shareholder in a Portfolio after the close of business on September 19, 2008 will not be guaranteed. If the number of shares owned by a shareholder in a Portfolio fluctuates, the guarantee will apply to the number of shares held as of the close of business on September 19, 2008 or the date of the Guarantee Event, whichever is less. If a shareholder closes his/her account with a Portfolio or with a broker-dealer, any future investment in the Portfolio will not be guaranteed. Each Portfolio bears the expense of its participation in the Program. The Program will expire on April 30, 2009 unless the Secretary of the Treasury acts to extend the Program until September 18, 2009. If the Program is extended, the Board of Directors of The Glenmede Fund, Inc. will consider whether the Portfolios will continue to participate in the Program.

Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio.  The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts:  The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.  There were no forward foreign currency contracts open as of January 31, 2009.

Foreign Currency Translation: The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio and Total Market Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements:  The Government Cash Portfolio, Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds.  In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, the Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements.  There were no open reverse repurchase agreements as of January 31, 2009.

Interest-Only Securities:  The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities:  The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations:  The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When-Issued Purchase Commitments:  The Core Fixed Income Portfolio may enter into TBA (to be announced)/when-issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

Options Transactions:  The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. There were no option contracts open or outstanding as of January 31, 2009.

Futures:  The Long/Short Portfolio may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  There were no open futures contracts outstanding at January 31, 2009.

Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan.  Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by State Street Navigator Securities Lending Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns.  Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due.  A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.

As of January 31, 2009, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	% of Total Assets on Loan
Government Cash Portfolio	$20,720,824	$21,140,743	2.42
Core Fixed Income Portfolio	43,969,325	44,860,015	12.89
Strategic Equity Portfolio	16,227,358	16,600,516	15.86
Small Cap Equity Portfolio	18,216,146	18,682,387	19.44
Large Cap Value Portfolio	1,300,263	1,337,425	4.47
International Portfolio	58,595,635	61,756,028	15.63
Philadelphia International Fund	24,300,164	25,597,448	13.66
U.S. Emerging Growth Portfolio	4,731,976	4,870,325	20.40
Large Cap 100 Portfolio	4,835,129	4,950,885	6.10

Swap Agreements:  The Long/Short Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. There were no open swap agreements as of January 31, 2009.

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and other assets to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose.  The Portfolio is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) until the Portfolio replaces a borrowed security.  Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio.  As of January 31, 2009, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $19,032,675 and $19,528,608, respectively, and cash in the amount of $18,529,348 and $0, respectively, to Goldman Sachs & Co., or its affiliates, as collateral for short sales.

Investment Company Securities and Exchange-traded Funds: All Portfolios may invest in shares of other registered investment companies, including exchange-traded funds

(“ETFs”) within the limitations prescribed by the 1940 Act. An ETF seeks to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

As of January 31, 2009, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$10,269,775	$1,627,021	$8,642,754
Strategic Equity Portfolio	4,539,572	23,784,764	(19,245,192)
Small Cap Equity Portfolio	3,187,539	30,381,814	(27,194,275)
Large Cap Value Portfolio	498,975	6,255,336	(5,756,361)
International Portfolio	20,447,684	149,838,057	(129,390,373)
Philadelphia International Fund	8,098,840	96,766,165	(88,667,325)
U.S. Emerging Growth Portfolio	818,109	6,368,304	(5,550,195)
Large Cap 100 Portfolio	2,830,305	25,069,729	(22,239,424)
Large Cap Growth Portfolio	1,143,583	12,064,305	(10,920,722)
Long/Short Portfolio	8,435,153	8,110,263	324,890
Total Market Portfolio	3,448,655	10,178,376	(6,729,721)

3. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The adoption of FIN 48 did not have a material effect on the net asset value, financial conditions or results of operations of the Fund.

In March 2008, the Financial Accounting Standards board (FASB) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about Fund’s derivative and hedging activities.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	3/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	3/23/09